AST WESTERN ASSET CORE PLUS BOND PORTFOLIO
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments — 100.2%
Asset-Backed Securities — 3.4%
Automobiles — 0.4%
Avis Budget Rental Car Funding AESOP LLC,
Series 2019-03A, Class A, 144A
2.360%	03/20/26	4,160	$4,328,157
Series 2020-02A, Class A, 144A
2.020%	02/20/27	8,430	8,601,484
Ford Credit Auto Owner Trust,
Series 2017-02, Class B, 144A
2.600%	03/15/29	373	384,411
Hertz Vehicle Financing II LP,
Series 2016-02A, Class B, 144A
3.940%	03/25/22	3,955	3,948,955
Series 2019-03A, Class A, 144A
2.670%	12/26/25	563	564,583
			17,827,590
Collateralized Loan Obligations — 0.4%
Avery Point CLO Ltd. (Cayman Islands),
Series 2014-05A, Class BR, 144A, 3 Month LIBOR + 1.500% (Cap N/A, Floor 0.000%)
1.723%(c)	07/17/26	1,359	1,355,281
Galaxy CLO Ltd. (Cayman Islands),
Series 2015-21A, Class AR, 144A, 3 Month LIBOR + 1.020% (Cap N/A, Floor 0.000%)
1.244%(c)	04/20/31	781	780,983
Hildene Community Funding CDO Ltd. (Cayman Islands),
Series 2015-01A, Class AR, 144A
3.250%	11/01/35	4,720	4,672,775
Mountain View CLO Ltd. (Cayman Islands),
Series 2015-10A, Class BR, 144A, 3 Month LIBOR + 1.350% (Cap N/A, Floor 1.350%)
1.575%(c)	10/13/27	2,000	1,971,212
Shackleton CLO Ltd. (Cayman Islands),
Series 2014-06RA, Class A, 144A, 3 Month LIBOR + 1.020% (Cap N/A, Floor 1.020%)
1.243%(c)	07/17/28	721	721,163
Series 2016-09A, Class B, 144A, 3 Month LIBOR + 1.900% (Cap N/A, Floor 0.000%)
2.124%(c)	10/20/28	1,519	1,517,657
Symphony CLO Ltd. (Cayman Islands),
Series 2018-19A, Class A, 144A, 3 Month LIBOR + 0.960% (Cap N/A, Floor 0.960%)
1.183%(c)	04/16/31	2,500	2,494,775
Tralee CLO Ltd. (Cayman Islands),
Series 2014-03A, Class AR, 144A, 3 Month LIBOR + 1.030% (Cap N/A, Floor 0.000%)
1.254%(c)	10/20/27	1,947	1,947,109
			15,460,955
Home Equity Loans — 0.3%
Argent Securities, Inc., Asset-Backed Pass-Through Certificates,
Series 2004-W08, Class A2, 1 Month LIBOR + 0.960% (Cap N/A, Floor 0.960%)
1.069%(c)	05/25/34	128	127,746
Option One Mortgage Loan Trust,
Series 2007-FXD02, Class 1A1
5.820%	03/25/37	10,595	10,587,789
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Home Equity Loans (cont’d.)
Renaissance Home Equity Loan Trust,
Series 2006-03, Class AV3, 1 Month LIBOR + 0.240% (Cap 14.000%, Floor 0.240%)
0.349%(c)	11/25/36	2,104	$434,386
			11,149,921
Other — 0.4%
Applebee’s Funding LLC/IHOP Funding LLC,
Series 2019-01A, Class A2I, 144A
4.194%	06/07/49	5,970	6,130,593
Credit Suisse European Mortgage Capital Ltd. (Ireland),
Series 2019-1OTF, Class A, 144A, 3 Month LIBOR + 2.900% (Cap N/A, Floor 0.000%)
3.105%(c)	08/09/24	975	963,107
Fannie Mae Grantor Trust,
Series 2017-T01, Class A
2.898%	06/25/27	897	960,767
FHLMC Structured Pass-Through Securities,
Series 2017-SR01, Class A3
3.089%	11/25/27	480	500,482
InStar Leasing III LLC,
Series 2021-01A, Class A, 144A
2.300%	02/15/54	4,105	4,025,893
Oak Street Investment Grade Net Lease Fund,
Series 2020-01A, Class A1, 144A
1.850%	11/20/50	4,205	4,222,420
			16,803,262
Residential Mortgage-Backed Securities — 0.8%
Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-Through Certificates,
Series 2004-R02, Class A1A, 1 Month LIBOR + 0.690% (Cap N/A, Floor 0.690%)
0.799%(c)	04/25/34	69	68,769
Bravo Mortgage Asset Trust,
Series 2006-01A, Class M1, 144A, 1 Month LIBOR + 0.400% (Cap N/A, Floor 0.400%)
0.509%(c)	07/25/36	8,370	7,762,190
Countrywide Asset-Backed Certificates Trust,
Series 2004-13, Class MF1
5.071%(cc)	04/25/35	3,541	3,580,457
Series 2006-SD03, Class A1, 144A, 1 Month LIBOR + 0.660% (Cap 14.500%, Floor 0.660%)
0.769%(c)	07/25/36	234	226,569
Equity One Mortgage Pass-Through Trust,
Series 2002-05, Class M1
5.803%(cc)	11/25/32	1,478	1,526,878
PFCA Home Equity Investment Trust,
Series 2003-IFC06, Class A, 144A
4.669%(cc)	04/22/35	10,885	11,137,178
RAMP Trust,
Series 2006-RZ02, Class M1, 1 Month LIBOR + 0.330% (Cap 14.000%, Floor 0.495%)
0.604%(c)	05/25/36	5,984	5,858,398
Series 2006-RZ03, Class M1, 1 Month LIBOR + 0.350% (Cap 14.000%, Floor 0.350%)
0.459%(c)	08/25/36	4,199	4,097,699
A1

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Residential Mortgage-Backed Securities (cont’d.)
Series 2006-RZ04, Class A3, 1 Month LIBOR + 0.270% (Cap 14.000%, Floor 0.270%)
0.379%(c)	10/25/36	1,168	$1,160,813
			35,418,951
Small Business Loan — 0.1%
SBA Small Business Investment Cos.,
Series 2018-10B, Class 1
3.548%	09/10/28	1,345	1,441,322
United States Small Business Administration,
Series 2019-20D, Class 1
2.980%	04/01/39	843	883,580
Series 2019-25G, Class 1
2.690%	07/01/44	1,519	1,579,368
			3,904,270
Student Loans — 1.0%
Navient Private Education Refi Loan Trust,
Series 2020-A, Class A2A, 144A
2.460%	11/15/68	3,810	3,913,571
Navient Student Loan Trust,
Series 2016-07A, Class A, 144A, 1 Month LIBOR + 1.150% (Cap N/A, Floor 0.000%)
1.259%(c)	03/25/66	1,732	1,754,121
Series 2017-02A, Class A, 144A, 1 Month LIBOR + 1.050% (Cap N/A, Floor 0.000%)
1.159%(c)	12/27/66	3,168	3,208,217
Series 2020-01A, Class A1B, 144A, 1 Month LIBOR + 1.050% (Cap N/A, Floor 0.000%)
1.159%(c)	06/25/69	2,866	2,925,391
SLC Student Loan Trust,
Series 2008-01, Class A4A, 3 Month LIBOR + 1.600% (Cap N/A, Floor 0.000%)
1.784%(c)	12/15/32	2,789	2,868,202
SLM Student Loan Trust,
Series 2003-04, Class A5E, 144A, 3 Month LIBOR + 0.750% (Cap N/A, Floor 0.000%)
0.934%(c)	03/15/33	1,998	1,947,699
SMB Private Education Loan Trust,
Series 2015-C, Class R, 144A
0.000%	09/18/46	63,950	2,945,954
Series 2020-A, Class A2A, 144A
2.230%	09/15/37	8,930	9,172,545
Series 2021-A, Class A2B, 144A
1.590%	01/15/53	8,610	8,462,090
Series 2021-A, Class B, 144A
2.310%	01/15/53	3,730	3,625,740
SoFi Professional Loan Program LLC,
Series 2015-C, Class R, 144A
0.000%	08/25/36	2	873,969
			41,697,499

Total Asset-Backed Securities (cost $154,854,108)			142,262,448
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Bank Loans — 6.0%
Advertising — 0.1%
Terrier Media Buyer, Inc.,
2021 Refinancing Term B Loans, 1 Month LIBOR + 3.500%
3.609%(c)	12/17/26	1,826	$1,808,251
Aerospace & Defense — 0.0%
TransDigm, Inc.,
Tranche F Refinancing Term Loan, 1 Month LIBOR + 2.250%
2.359%(c)	12/09/25	219	214,657
Airlines — 0.0%
Delta Air Lines, Inc.,
Initial Term Loan, 3 Month LIBOR + 3.750%
4.750%(c)	10/20/27	600	629,400
Auto Parts & Equipment — 0.1%
American Axle & Manufacturing, Inc.,
Tranche B Term Loan, 1 Month LIBOR + 2.250%
3.000%(c)	04/06/24	624	618,888
Clarios Global LP,
Amendment No. 1 Dollar Term Loan (First Lien), 1 Month LIBOR + 3.250%
3.359%(c)	04/30/26	4,085	4,044,514
			4,663,402
Beverages — 0.1%
Triton Water Holdings, Inc.,
Term Loan
—%(p)	03/31/28	3,130	3,116,028
Building Materials — 0.1%
API Group, Inc.,
Initial Term Loan, 1 Month LIBOR + 2.500%
2.609%(c)	10/01/26	3,423	3,410,335
Chemicals — 0.1%
INEOS U.S. Petrochem LLC,
2026 Tranche B Dollar Term Loan, 3 Month LIBOR + 2.750%
3.250%(c)	01/29/26	1,880	1,871,540
Commercial Services — 0.5%
Allied Universal Holdco LLC/Allied Universal Finance Corp.,
Initial Term Loan, 1 Month LIBOR + 4.250%
4.359%(c)	07/10/26	5,029	5,012,288
BrightView Landscapes LLC,
Initial Term Loan, 1 Month LIBOR + 2.500%
2.625%(c)	08/15/25	1,614	1,604,260
Garda World Security Corp. (Canada),
Term Loan B-2, PRIME + 3.250%
5.750%(c)	10/30/26	907	906,548
MPH Acquisition Holdings LLC,
Initial Term Loan, 3 Month LIBOR + 2.750%
3.750%(c)	06/07/23	2,890	2,872,669
Parexel International Corp.,
Initial Term Loan, 1 Month LIBOR + 2.750%
2.859%(c)	09/27/24	2,280	2,251,144
Prime Security Services Borrower LLC,
2021 Refinancing Term B-1 Loan, 1 Month LIBOR + 2.750%
3.500%(c)	09/23/26	4,792	4,764,467

A2

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Bank Loans (continued)
Commercial Services (cont’d.)
Trans Union LLC,
Term B-5 Loan, 1 Month LIBOR + 1.750%
1.859%(c)	11/16/26	2,471	$2,452,418
Verscend Holding Corp.,
Term Loan
—%(p)	08/27/25^	2,900	2,892,750
			22,756,544
Computers — 0.3%
Dell International LLC,
Refinancing Term B-2 Loan, 1 Month LIBOR + 1.750%
2.000%(c)	09/19/25	1,661	1,658,443
McAfee LLC,
Term B USD Loan, 1 Month LIBOR + 3.750%
3.859%(c)	09/30/24	3,999	3,998,459
Peraton Corp.,
First Lien Term B Loan, 3 Month LIBOR + 3.750%
4.500%(c)	02/01/28	1,627	1,624,833
Term Loan
—%(p)	02/24/28	2,863	2,859,555
Western Digital Corp.,
New Term Loan B-4, 3 Month LIBOR + 1.750%
1.865%(c)	04/29/23	1,199	1,196,745
			11,338,035
Diversified Financial Services — 0.3%
Citadel Securities LP,
2021 Term Loan, 3 Month LIBOR + 2.500%
2.615%(c)	02/02/28	1,031	1,018,501
Deerfield Dakota Holding LLC,
First Lien Initial Dollar Term Loan, 1 Month LIBOR + 3.750%
4.750%(c)	04/09/27	3,275	3,275,250
Delos Finance Sarl (Ireland),
2018 Term Loan, 3 Month LIBOR + 1.750%
1.953%(c)	10/06/23	1,000	997,344
Focus Financial Partners LLC,
Tranche B-3 Term Loan, 1 Month LIBOR + 2.000%
2.109%(c)	07/03/24	989	976,284
Hudson River Trading LLC,
Term Loan, 3 Month LIBOR + 3.000%
3.140%(c)	03/17/28^	1,730	1,712,700
Jane Street Group LLC,
Dollar Term Loan, 1 Month LIBOR + 2.750%
2.859%(c)	01/31/28	2,165	2,140,188
VFH Parent LLC,
Initial Term Loan, 1 Month LIBOR + 3.000%
3.110%(c)	03/01/26	3,349	3,334,565
			13,454,832
Engineering & Construction — 0.0%
Atlantic Aviation FBO, Inc.,
Term Loan, 1 Month LIBOR + 3.750%
3.860%(c)	12/06/25	616	614,798
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Bank Loans (continued)
Entertainment — 0.3%
Alpha Topco Ltd. (United Kingdom),
2018 Incremental New Facility B-3 (USD) Loan, 1 Month LIBOR + 2.500%
3.500%(c)	02/01/24	60	$59,267
PCI Gaming Authority,
Term B Facility Loan, 1 Month LIBOR + 2.500%
2.609%(c)	05/29/26	1,818	1,803,246
Scientific Games International, Inc.,
Initial Term B-5 Loan, 1 Month LIBOR + 2.750%
2.859%(c)	08/14/24	7,079	6,933,166
UFC Holdings LLC,
Term Loan B-3, 3 Month LIBOR + 3.000%
3.750%(c)	04/29/26	3,598	3,581,433
			12,377,112
Environmental Control — 0.0%
GFL Environmental, Inc. (Canada),
2020 Term Loan, 3 Month LIBOR + 3.000%
3.500%(c)	05/30/25	248	247,939
Food Service — 0.0%
Aramark Services, Inc.,
US Term B-3 Loan, 1 Month LIBOR + 1.750%
1.859%(c)	03/11/25	1,187	1,171,234
TKC Holdings, Inc.,
Initial Term Loan (First Lien), 3 Month LIBOR + 3.750%
4.750%(c)	02/01/23	529	515,851
			1,687,085
Foods — 0.1%
Froneri US, Inc. (United Kingdom),
Facility B-2, 1 Month LIBOR + 2.250%
2.359%(c)	01/29/27	1,211	1,192,876
US Foods, Inc.,
Incremental B-2019 Term Loan, 1 Month LIBOR + 2.000%
2.109%(c)	09/13/26	3,596	3,520,806
Repriced Term Loan, 1 Month LIBOR + 1.750%
1.859%(c)	06/27/23	901	887,904
			5,601,586
Forest Products & Paper — 0.0%
Asplundh Tree Expert LLC,
2021 Refinancing Term Loan, 1 Month LIBOR + 1.750%
1.859%(c)	09/07/27	1,577	1,572,345
Healthcare-Products — 0.1%
Sotera Health Holdings LLC,
Term Loan, 3 Month LIBOR + 2.750%
3.250%(c)	12/13/26	4,740	4,722,225
Healthcare-Services — 0.5%
Eyecare Partners LLC,
First Lien Initial Term Loan, 1 Month LIBOR + 3.750%
3.859%(c)	02/18/27	188	186,152
Global Medical Response,
2020 Term Loan, 3 Month LIBOR + 4.750%
5.750%(c)	10/02/25	2,421	2,413,016

A3

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Bank Loans (continued)
Healthcare-Services (cont’d.)
HCA, Inc.,
Tranche B-12 Term Loan, 1 Month LIBOR + 1.750%
1.859%(c)	03/13/25	977	$976,315
LifePoint Health, Inc.,
First Lien Term B Loan, 1 Month LIBOR + 3.750%
3.865%(c)	11/17/25	4,433	4,419,243
Phoenix Guarantor, Inc.,
Term Loan
—%(p)	03/05/26	1,890	1,876,415
Tranche B-1 Term Loan, 1 Month LIBOR + 3.250%
3.361%(c)	03/05/26	2,457	2,433,888
PPD, Inc.,
Initial Term Loan, 1 Month LIBOR + 2.250%
2.750%(c)	01/13/28	4,500	4,476,096
Radnet Management, Inc.,
Term B-1 Loan (First Lien), 6 Month LIBOR + 3.750%
4.750%(c)	06/30/23	2,058	2,057,801
			18,838,926
Holding Companies-Diversified — 0.1%
First Eagle Holdings, Inc.,
2018 Refinancing Term Loan B, 3 Month LIBOR + 2.500%
2.703%(c)	02/01/27	2,025	1,995,759
Household Products/Wares — 0.1%
Reynolds Consumer Products LLC,
Initial Term Loan, 1 Month LIBOR + 1.750%
1.859%(c)	02/04/27	4,741	4,715,043
Insurance — 0.2%
AmWINS Group, Inc.,
Term Loan, 1 Month LIBOR + 2.250%
3.000%(c)	02/19/28	1,726	1,712,733
Asurion LLC,
New B-7 Term Loan, 1 Month LIBOR + 3.000%
3.109%(c)	11/03/24	1,614	1,607,159
New B-8 Term Loan, 1 Month LIBOR + 3.250%
3.359%(c)	12/23/26	1,220	1,211,657
New B-9 Term Loan, 1 Month LIBOR + 3.250%
3.359%(c)	07/31/27	1,460	1,448,441
Replacement B-6 Term Loan, 1 Month LIBOR + 3.000%
3.109%(c)	11/03/23	1,342	1,337,664
			7,317,654
Internet — 0.0%
Go Daddy Operating Co. LLC,
Tranche B-2 Term Loan, 1 Month LIBOR + 1.750%
1.859%(c)	02/15/24	939	930,844
Leisure Time — 0.0%
Alterra Mountain Co.,
Initial Term Loan, 1 Month LIBOR + 2.750%
2.859%(c)	07/31/24	1,143	1,126,233
Lodging — 0.6%
Caesars Resort Collection LLC,
Term B Loan, 1 Month LIBOR + 2.750%
2.859%(c)	12/23/24	4,026	3,958,774
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Bank Loans (continued)
Lodging (cont’d.)
Term B-1 Loan, 1 Month LIBOR + 4.500%
4.609%(c)	07/21/25	1,950	$1,951,663
CityCenter Holdings LLC,
Refinancing Term Loan, 1 Month LIBOR + 2.250%
3.000%(c)	04/18/24	3,272	3,227,756
Four Seasons Hotels Ltd. (Canada),
Restated Term Loan, 1 Month LIBOR + 2.000%
2.115%(c)	11/30/23	2,305	2,297,167
Golden Nugget LLC,
First Initial Term Loan, 2 Month LIBOR + 2.500%
3.250%(c)	10/04/23	669	658,259
Hilton Worldwide Finance LLC,
Refinance Series B-2 Term Loan, 1 Month LIBOR + 1.750%
1.868%(c)	06/22/26	3,644	3,607,948
Station Casinos LLC,
Term B-1 Facility Loan, 1 Month LIBOR + 2.250%
2.500%(c)	02/08/27	2,769	2,721,175
Wynn Resorts Finance LLC,
Term A Facility, 1 Month LIBOR + 1.750%
1.860%(c)	09/20/24	4,523	4,353,628
			22,776,370
Media — 0.5%
Charter Communications Operating LLC,
Term Loan B-1, 1 Month LIBOR + 1.750%
1.860%(c)	04/30/25	2,791	2,783,813
Term Loan B2, 1 Month LIBOR + 1.750%
1.870%(c)	02/01/27	1,935	1,923,895
CSC Holdings LLC,
September 2019 Term Loan, 1 Month LIBOR + 2.500%
2.606%(c)	04/15/27	733	723,181
Entercom Media Corp.,
Term Loan B-2, 1 Month LIBOR + 2.500%
2.609%(c)	11/18/24	242	236,632
iHeartCommunications, Inc.,
New Term Loan, 1 Month LIBOR + 3.000%
3.109%(c)	05/01/26	3,473	3,429,005
Nexstar Broadcasting, Inc.,
Term B-4 Loan, 1 Month LIBOR + 2.500%
2.740%(c)	09/18/26	5,334	5,289,556
Univision Communications, Inc.,
2020 Replacement New First-Lien Term Loans, 1 Month LIBOR + 3.750%
4.750%(c)	03/15/26	2,664	2,658,766
Virgin Media Bristol LLC,
N Facility, 1 Month LIBOR + 2.500%
2.606%(c)	01/31/28	4,740	4,693,821
Ziggo Financing Partnership (Netherlands),
Term Loan I, 1 Month LIBOR + 2.500%
2.606%(c)	04/30/28	1,005	993,586
			22,732,255
Packaging & Containers — 0.1%
Berry Global, Inc.,
Term Z Loan, 3 Month LIBOR + 1.750%
1.898%(c)	07/01/26	2,928	2,899,248

A4

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Bank Loans (continued)
Packaging & Containers (cont’d.)
Reynolds Group Holdings, Inc.,
Incremental U.S. Term Loan, 1 Month LIBOR + 2.750%
2.859%(c)	02/06/23	990	$986,596
			3,885,844
Pharmaceuticals — 0.5%
Bausch Health Co., Inc.,
First Incremental Term Loan, 1 Month LIBOR + 2.750%
2.859%(c)	11/27/25	1,461	1,451,777
Initial Term Loan, 1 Month LIBOR + 3.000%
3.109%(c)	06/02/25	1,793	1,786,343
Change Healthcare Holdings LLC,
Closing Date Term Loan, 1 - 3 Month LIBOR + 2.500%
3.500%(c)	03/01/24	3,972	3,964,776
Grifols Worldwide Operations Ltd. (Spain),
Dollar Tranche B Term Loan, 1 Month LIBOR + 2.000%
2.081%(c)	11/15/27	5,241	5,180,590
Horizon Therapeutics USA, Inc.,
Incremental Term B-2 Loan, 3 Month LIBOR + 2.000%
2.500%(c)	02/26/28	3,880	3,865,450
Milano Acquisition Corp.,
Term B Loan, 3 Month LIBOR + 4.000%
4.750%(c)	10/01/27	4,292	4,269,297
Option Care Health, Inc.,
First Lien Term B Loan, 1 Month LIBOR + 3.750%
3.859%(c)	08/06/26	1,847	1,839,700
			22,357,933
Real Estate — 0.0%
Realogy Group LLC,
Extended 2025 Term Loan, 1 Month LIBOR + 2.250%
3.000%(c)	02/07/25	223	219,388
Real Estate Investment Trusts (REITs) — 0.1%
VICI Properties 1 LLC,
Term B Loan, 1 Month LIBOR + 1.750%
1.861%(c)	12/20/24	4,089	4,038,641
Retail — 0.3%
1011778 BC Unlimited Liability Co. (Canada),
Term Loan B-4, 1 Month LIBOR + 1.750%
1.859%(c)	11/19/26	3,828	3,756,883
Academy Ltd.,
New Initial Term Loan, 1 Month LIBOR + 5.000%
5.750%(c)	11/05/27	1,177	1,175,873
BJ’s Wholesale Club Holdings, Inc.,
Term Loan
—%(p)	02/03/24	125	124,678
Great Outdoors Group, LLC,
Term B-1 Loan, 6 Month LIBOR + 4.250%
5.000%(c)	03/06/28	1,227	1,225,647
Harbor Freight Tools USA, Inc.,
2020 Initial Term Loan, 1 Month LIBOR + 3.000%
3.750%(c)	10/19/27	2,114	2,110,814
Michaels Stores, Inc.,
2020 Refinancing Term B Loan, 1 Month LIBOR + 3.500%
4.250%(c)	10/01/27	1,838	1,833,112
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Bank Loans (continued)
Retail (cont’d.)
Petco Health & Wellness Co., Inc.,
First Lien Initial Term Loan, 3 Month LIBOR + 3.250%
4.000%(c)	03/04/28	2,490	$2,478,439
			12,705,446
Software — 0.4%
athenahealth, Inc.,
Additional Term B-1, 3 Month LIBOR + 4.250%
4.453%(c)	02/11/26	5,820	5,824,907
Dcert Buyer, Inc.,
First Lien Initial Term Loan, 1 Month LIBOR + 4.000%
4.109%(c)	10/16/26	5,205	5,192,439
MA FinanceCo LLC,
Tranche B-3 Term Loan, 1 Month LIBOR + 2.750%
2.859%(c)	06/21/24	53	52,310
Rackspace Technology Global, Inc.,
Term B Loan, 3 Month LIBOR + 2.750%
3.500%(c)	02/15/28	2,500	2,477,500
RealPage, Inc.,
Term Loan
—%(p)	02/18/28	4,020	3,998,224
Seattle Escrow Borrower LLC,
Initial Term Loan, 1 Month LIBOR + 2.750%
2.859%(c)	06/21/24	359	353,263
			17,898,643
Telecommunications — 0.3%
Delta Topco, Inc.,
First Lien Term Loan, 3 Month LIBOR + 3.750%
4.500%(c)	12/01/27	3,170	3,162,734
Level 3 Financing, Inc.,
Tranche B 2027 Term Loans, 1 Month LIBOR + 1.750%
1.859%(c)	03/01/27	5,390	5,316,580
Numericable US LLC (France),
USD TLB-12 Term Loan, 1 Month LIBOR + 3.688%
3.794%(c)	01/31/26	1,770	1,751,850
Zayo Group Holdings, Inc.,
Initial Dollar Term Loan, 1 Month LIBOR + 3.000%
3.109%(c)	03/09/27	680	673,928
Term Loan
—%(p)	03/09/27	2,500	2,477,678
			13,382,770
Transportation — 0.2%
Genesee & Wyoming, Inc.,
Initial Term Loan, 3 Month LIBOR + 2.000%
2.203%(c)	12/30/26	5,349	5,329,426
XPO Logistics, Inc.,
Refinancing Term Loan, 1 Month LIBOR + 1.750%
1.859%(c)	02/24/25	2,140	2,124,842
			7,454,268

Total Bank Loans (cost $253,451,437)			252,462,131

A5

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities — 3.9%
Banc of America Merrill Lynch Commercial Mortgage Securities Trust,
Series 2020-JGDN, Class A, 144A, 1 Month LIBOR + 2.750% (Cap N/A, Floor 0.000%)
2.856%(c)	11/15/30	14,470	$14,787,399
BX Commercial Mortgage Trust,
Series 2018-IND, Class H, 144A, 1 Month LIBOR + 3.000% (Cap N/A, Floor 3.000%)
3.106%(c)	11/15/35	17,283	17,288,278
Series 2019-XL, Class A, 144A, 1 Month LIBOR + 0.920% (Cap N/A, Floor 0.920%)
1.026%(c)	10/15/36	4,185	4,187,901
CHT Mortgage Trust,
Series 2017-CSMO, Class A, 144A, 1 Month LIBOR + 0.930% (Cap N/A, Floor 0.930%)
1.036%(c)	11/15/36	3,490	3,491,049
Citigroup Commercial Mortgage Trust,
Series 2019-GC41, Class XA, IO
1.058%(cc)	08/10/56	53,796	3,571,270
Commercial Mortgage Trust,
Series 2013-CR12, Class AM
4.300%	10/10/46	450	476,226
Series 2013-CR12, Class B
4.762%(cc)	10/10/46	390	412,614
Series 2013-CR12, Class C
5.067%(cc)	10/10/46	190	190,789
Series 2014-CR17, Class XA, IO
0.967%(cc)	05/10/47	31,540	746,029
Series 2015-LC23, Class C
4.617%(cc)	10/10/48	2,238	2,404,157
Series 2015-PC01, Class D
4.325%(cc)	07/10/50	2,212	1,831,434
Credit Suisse Commercial Mortgage Trust,
Series 2006-C05, Class AJ
5.373%	12/15/39	794	146,883
Credit Suisse European Mortgage Capital Ltd.,
Series 2020-TF, Class A
6.531%	08/09/24^	5,223	5,131,412
Credit Suisse Mortgage Trust,
Series 2014-USA, Class A2, 144A
3.953%	09/15/37	2,470	2,591,580
Series 2014-USA, Class F, 144A
4.373%	09/15/37	5,420	3,937,330
Series 2017-TIME, Class A, 144A
3.646%	11/13/39	2,950	2,979,555
Series 2019-RIO, Class A, 144A, 1 Month LIBOR + 3.024% (Cap N/A, Floor 4.024%)
4.024%(c)	12/15/21	16,150	15,996,793
Series 2020-FACT, Class F, 144A, 1 Month LIBOR + 6.157% (Cap N/A, Floor 6.157%)
6.263%(c)	10/15/37	2,350	2,390,054
CSAIL Commercial Mortgage Trust,
Series 2019-C17, Class A4
2.763%	09/15/52	4,010	4,122,892
Fannie Mae-Aces,
Series 2015-M04, Class X2, IO
0.439%(cc)	07/25/22	10,797	32,021
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
Series 2017-M08, Class A2
3.061%(cc)	05/25/27	500	$544,951
Series 2019-M04, Class A2
3.610%	02/25/31	850	961,725
Series 2019-M06, Class A2
3.450%	01/01/29	2,010	2,235,235
Series 2019-M14, Class X1, IO
0.591%(cc)	06/25/29	9,935	432,519
Series 2019-M27, Class A2
2.700%	11/25/40	1,400	1,378,386
Series 2020-M06, Class A
2.500%	10/25/37	476	475,420
Series 2020-M36, Class X1, IO
1.468%(cc)	09/25/34	2,491	267,237
FHLMC Multiclass Certificates,
Series 2020-RR02, Class BX, IO
1.666%(cc)	08/27/28	2,000	214,216
FHLMC Multifamily Mortgage Trust,
Series 2012-K20, Class X2A, IO, 144A
0.200%	05/25/45	54,241	91,776
FHLMC Multifamily Structured Pass-Through Certificates,
Series K0016, Class X1, IO
1.482%(cc)	10/25/21	361	570
Series K0094, Class X1, IO
0.880%(cc)	06/25/29	6,989	448,516
Series K0094, Class XAM, IO
1.148%(cc)	06/25/29	4,850	432,392
Series K0095, Class XAM, IO
1.238%(cc)	06/25/29	1,700	160,350
Series K0101, Class X1, IO
0.836%(cc)	10/25/29	1,197	75,048
Series K0736, Class X1, IO
1.312%(cc)	07/25/26	6,447	377,451
Series K0737, Class X1, IO
0.638%(cc)	10/25/26	13,970	435,300
Series K0741, Class X1, IO
0.658%(cc)	12/25/27	6,000	207,912
Series K1517, Class X1, IO
1.334%(cc)	07/25/35	140	20,324
Series KC05, Class X1, IO
1.203%(cc)	06/25/27	3,142	169,294
Series KG04, Class X1, IO
0.854%(cc)	11/25/30	71,785	4,925,880
Government National Mortgage Assoc.,
Series 2013-072, Class IO, IO
0.429%(cc)	11/16/47	12,550	230,523
Series 2013-085, Class IA, IO
0.390%(cc)	03/16/47	16,926	258,708
Series 2013-107, Class AD
2.755%(cc)	11/16/47	1,284	1,340,030
Series 2015-183, Class IO, IO
0.776%(cc)	09/16/57	11,420	505,150
Series 2017-008, Class IO, IO
0.579%(cc)	08/16/58	2,819	125,924
Series 2017-028, Class IO, IO
0.653%(cc)	02/16/57	1,461	71,157

A6

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
Series 2017-041, Class IO, IO
0.699%(cc)	07/16/58	2,877	$136,824
Series 2017-111, Class IO, IO
0.643%(cc)	02/16/59	2,710	131,245
Series 2017-145, Class IO, IO
0.628%(cc)	04/16/57	3,347	157,335
Series 2017-157, Class IO, IO
0.581%(cc)	12/16/59	2,623	127,733
Series 2020-109, Class AI, IO
0.875%(cc)	05/16/60	1,969	152,872
Series 2020-184, Class IO
0.913%(cc)	11/16/60	5,969	500,345
Series 2021-22, Class IO
0.997%(cc)	05/16/63	3,292	296,305
Series 2021-37, Class IO, IO
0.805%(cc)	01/16/61	12,681	1,004,955
GS Mortgage Securities Corp. II,
Series 2018-SRP5, Class A, 144A, 1 Month LIBOR + 1.300% (Cap N/A, Floor 1.300%)
1.406%(c)	09/15/31	11,720	11,726,937
GS Mortgage Securities Trust,
Series 2006-GG08, Class AJ
5.622%	11/10/39	1,544	517,139
Series 2015-GC30, Class AS
3.777%(cc)	05/10/50	3,878	4,165,085
Series 2015-GC30, Class B
4.030%(cc)	05/10/50	1,540	1,635,697
JPMBB Commercial Mortgage Securities Trust,
Series 2013-C17, Class B
4.889%(cc)	01/15/47	540	577,474
Series 2015-C30, Class C
4.267%(cc)	07/15/48	3,667	3,891,861
Series 2015-C31, Class B
4.620%(cc)	08/15/48	3,600	3,945,490
JPMCC Commercial Mortgage Securities Trust,
Series 2019-BOLT, Class B, 144A, 1 Month LIBOR + 2.200% (Cap N/A, Floor 2.200%)
2.306%(c)	07/15/34	3,984	3,712,687
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2007-CB19, Class AJ
5.897%(cc)	02/12/49	256	121,777
Series 2007-LD12, Class AJ
6.336%(cc)	02/15/51	17	15,861
ML-CFC Commercial Mortgage Trust,
Series 2007-09, Class AJ
6.193%(cc)	09/12/49	172	168,680
Morgan Stanley Capital I Trust,
Series 2006-IQ12, Class AJ
5.399%	12/15/43	246	163,541
Series 2007-IQ13, Class AJ
5.438%	03/15/44	16	16,456
Series 2019-BPR, Class A, 144A, 1 Month LIBOR + 1.400% (Cap N/A, Floor 1.400%)
1.506%(c)	05/15/36	8,170	7,936,015
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
MRCD Mortgage Trust,
Series 2019-PARK, Class F, 144A
2.718%	12/15/36	8,890	$8,495,675
Rosslyn Portfolio Trust,
Series 2017-ROSS, Class A, 144A, 1 Month LIBOR + 0.950% (Cap N/A, Floor 1.939%)
1.939%(c)	06/15/33	2,304	2,304,417
Shops at Crystals Trust,
Series 2016-CSTL, Class A, 144A
3.126%	07/05/36	1,900	1,921,432
Tharaldson Hotel Portfolio Trust,
Series 2018-THL, Class A, 144A, 1 Month LIBOR + 0.900% (Cap N/A, Floor 0.750%)
1.004%(c)	11/11/34	3,062	3,058,513
Wells Fargo Commercial Mortgage Trust,
Series 2013-LC12, Class B
4.274%(cc)	07/15/46	569	563,982
WFRBS Commercial Mortgage Trust,
Series 2012-C07, Class XA, IO, 144A
1.302%(cc)	06/15/45	13,884	114,906
Series 2014-C19, Class XA, IO
1.014%(cc)	03/15/47	9,628	204,396
Series 2014-C25, Class C
4.313%(cc)	11/15/47	3,570	3,522,204

Total Commercial Mortgage-Backed Securities (cost $167,819,580)			164,389,499
Corporate Bonds — 33.8%
Aerospace & Defense — 1.1%
Boeing Co. (The),
Sr. Unsec’d. Notes
2.196%	02/04/26(a)	1,750	1,744,794
2.700%	02/01/27	800	812,089
2.800%	03/01/27	760	774,435
3.100%	05/01/26(a)	590	616,959
3.200%	03/01/29(a)	1,520	1,542,742
3.250%	02/01/35	3,590	3,472,090
3.550%	03/01/38	310	299,443
3.750%	02/01/50	1,030	983,746
4.875%	05/01/25(a)	4,220	4,702,225
5.150%	05/01/30	5,570	6,414,660
5.705%	05/01/40	1,690	2,068,441
5.805%	05/01/50	3,930	4,971,257
5.930%	05/01/60	1,120	1,432,612
General Dynamics Corp.,
Gtd. Notes
3.250%	04/01/25(a)	650	703,955
3.500%	05/15/25	200	218,948
4.250%	04/01/40	70	82,377
4.250%	04/01/50	600	719,635
L3Harris Technologies, Inc.,
Sr. Unsec’d. Notes
4.854%	04/27/35	490	594,724
5.054%	04/27/45	1,120	1,399,500

A7

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Aerospace & Defense (cont’d.)
Lockheed Martin Corp.,
Sr. Unsec’d. Notes
3.100%	01/15/23	240	$250,789
3.550%	01/15/26	420	463,619
4.500%	05/15/36	480	580,138
Northrop Grumman Corp.,
Sr. Unsec’d. Notes
2.930%	01/15/25(a)	2,100	2,236,158
3.250%	01/15/28	810	867,515
5.250%	05/01/50	2,330	3,037,853
Raytheon Technologies Corp.,
Sr. Unsec’d. Notes
2.250%	07/01/30	1,250	1,232,313
3.150%	12/15/24	595	640,755
3.950%	08/16/25	970	1,078,031
4.125%	11/16/28	570	641,706
4.500%	06/01/42	770	913,837
			45,497,346
Agriculture — 0.7%
Altria Group, Inc.,
Gtd. Notes
2.350%	05/06/25	350	363,004
2.450%	02/04/32	1,650	1,568,020
3.875%	09/16/46	570	554,251
4.400%	02/14/26	1,250	1,406,156
4.800%	02/14/29	698	801,035
5.800%	02/14/39	2,250	2,750,266
5.950%	02/14/49(a)	2,070	2,583,992
6.200%	02/14/59	317	387,264
BAT Capital Corp. (United Kingdom),
Gtd. Notes
3.557%	08/15/27	6,420	6,832,533
4.540%	08/15/47(a)	2,720	2,742,011
Cargill, Inc.,
Sr. Unsec’d. Notes, 144A
1.375%	07/23/23	1,280	1,306,304
Philip Morris International, Inc.,
Sr. Unsec’d. Notes
1.125%	05/01/23	770	781,781
2.100%	05/01/30	840	813,649
2.500%	08/22/22	1,710	1,762,905
2.500%	11/02/22(a)	620	640,304
2.900%	11/15/21	2,060	2,094,046
4.500%	03/20/42	240	275,243
Reynolds American, Inc. (United Kingdom),
Gtd. Notes
6.150%	09/15/43	990	1,194,270
			28,857,034
Airlines — 0.6%
Delta Air Lines, Inc.,
Sr. Sec’d. Notes, 144A
7.000%	05/01/25	9,310	10,719,795
Sr. Unsec’d. Notes
2.900%	10/28/24(a)	360	359,076
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Airlines (cont’d.)
3.400%	04/19/21	2,360	$2,359,512
3.625%	03/15/22	1,130	1,141,206
3.800%	04/19/23(a)	650	666,679
7.375%	01/15/26(a)	1,790	2,108,600
Delta Air Lines, Inc./SkyMiles IP Ltd.,
Sr. Sec’d. Notes, 144A
4.500%	10/20/25	2,310	2,465,379
4.750%	10/20/28	2,120	2,306,598
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd.,
Sr. Sec’d. Notes, 144A
6.500%	06/20/27	1,590	1,742,943
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd.,
Sr. Sec’d. Notes, 144A
8.000%	09/20/25	2,290	2,587,849
			26,457,637
Apparel — 0.2%
Hanesbrands, Inc.,
Gtd. Notes, 144A
4.625%	05/15/24	150	159,080
4.875%	05/15/26(a)	620	665,114
5.375%	05/15/25(a)	870	919,815
Levi Strauss & Co.,
Sr. Unsec’d. Notes
5.000%	05/01/25(a)	626	638,037
NIKE, Inc.,
Sr. Unsec’d. Notes
2.400%	03/27/25(a)	710	747,854
2.750%	03/27/27(a)	1,220	1,302,386
2.850%	03/27/30(a)	990	1,042,106
3.250%	03/27/40	1,910	2,007,030
3.375%	03/27/50(a)	2,280	2,397,867
			9,879,289
Auto Manufacturers — 0.6%
Ford Motor Co.,
Sr. Unsec’d. Notes
4.750%	01/15/43	680	682,635
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
2.900%	02/16/28(a)	630	605,085
3.339%	03/28/22	200	202,478
3.815%	11/02/27	280	283,082
4.000%	11/13/30	3,150	3,125,031
4.125%	08/17/27	1,350	1,391,572
5.125%	06/16/25	200	215,921
5.875%	08/02/21	1,930	1,956,580
General Motors Co.,
Sr. Unsec’d. Notes
5.150%	04/01/38	320	367,979
5.400%	10/02/23	550	609,611
5.950%	04/01/49	1,420	1,803,689
6.125%	10/01/25	950	1,119,091
6.250%	10/02/43	420	537,262

A8

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Auto Manufacturers (cont’d.)
General Motors Financial Co., Inc.,
Gtd. Notes
3.450%	04/10/22	490	$501,790
4.250%	05/15/23	200	213,995
4.350%	01/17/27	380	421,754
4.375%	09/25/21	1,430	1,456,377
Nissan Motor Co. Ltd. (Japan),
Sr. Unsec’d. Notes, 144A
3.043%	09/15/23(a)	2,020	2,114,728
3.522%	09/17/25(a)	4,730	5,011,318
4.345%	09/17/27	4,360	4,749,650
			27,369,628
Auto Parts & Equipment — 0.1%
ZF North America Capital, Inc. (Germany),
Gtd. Notes, 144A
4.500%	04/29/22	2,151	2,207,128
Banks — 9.3%
ABN AMRO Bank NV (Netherlands),
Sub. Notes, 144A
4.750%	07/28/25(a)	1,940	2,174,856
BAC Capital Trust XIV,
Ltd. Gtd. Notes, Series G, 3 Month LIBOR + 0.400% (Cap N/A, Floor 4.000%)
4.000%(c)	04/19/21(a)(oo)	190	186,880
Banco de Credito e Inversiones SA (Chile),
Sr. Unsec’d. Notes, 144A
3.500%	10/12/27	1,430	1,529,733
Banco Santander SA (Spain),
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.120%
1.344%(c)	04/12/23	1,000	1,013,501
Sr. Unsec’d. Notes
2.746%	05/28/25	4,200	4,393,504
3.848%	04/12/23	1,200	1,275,256
Bank of America Corp.,
Sr. Unsec’d. Notes
2.592%(ff)	04/29/31	3,000	2,990,533
3.004%(ff)	12/20/23	2,400	2,497,453
3.419%(ff)	12/20/28	4,242	4,547,999
Sr. Unsec’d. Notes, GMTN
3.300%	01/11/23	4,400	4,625,020
3.500%	04/19/26	2,790	3,057,964
3.593%(ff)	07/21/28	580	630,179
Sr. Unsec’d. Notes, MTN
1.319%(ff)	06/19/26(a)	4,270	4,255,244
3.550%(ff)	03/05/24	2,690	2,838,241
3.824%(ff)	01/20/28	1,873	2,060,953
3.970%(ff)	03/05/29	2,000	2,212,128
3.974%(ff)	02/07/30	870	962,847
4.000%	04/01/24(a)	4,030	4,408,855
4.083%(ff)	03/20/51	8,020	8,940,018
4.125%	01/22/24	2,080	2,273,443
4.330%(ff)	03/15/50	1,060	1,222,689
5.000%	01/21/44	2,060	2,555,279
Sub. Notes, MTN
4.000%	01/22/25	1,839	2,011,652
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
4.200%	08/26/24	1,410	$1,554,365
4.250%	10/22/26	240	268,827
4.450%	03/03/26	1,953	2,194,113
Bank of Montreal (Canada),
Sr. Unsec’d. Notes, MTN
1.850%	05/01/25(a)	2,490	2,549,924
Sub. Notes
3.803%(ff)	12/15/32	470	516,263
Bank of New York Mellon Corp. (The),
Sr. Unsec’d. Notes, MTN
1.600%	04/24/25	730	743,572
Bank of Nova Scotia (The) (Canada),
Sr. Unsec’d. Notes
1.300%	06/11/25(a)	1,500	1,501,896
Barclays Bank PLC (United Kingdom),
Sr. Unsec’d. Notes
1.700%	05/12/22	1,030	1,044,465
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes, MTN
4.972%(ff)	05/16/29	1,280	1,469,851
Sub. Notes
5.088%(ff)	06/20/30	7,560	8,556,952
BNP Paribas SA (France),
Sr. Unsec’d. Notes, 144A
2.219%(ff)	06/09/26	1,840	1,886,464
3.375%	01/09/25(a)	1,100	1,180,710
4.400%	08/14/28	6,340	7,193,009
4.705%(ff)	01/10/25(a)	4,230	4,648,218
5.198%(ff)	01/10/30	1,360	1,606,829
Sub. Notes, 144A
4.625%	03/13/27	830	930,398
Sub. Notes, 144A, MTN
4.375%(ff)	03/01/33	850	921,836
BPCE SA (France),
Sub. Notes, 144A
5.150%	07/21/24	1,490	1,669,909
Canadian Imperial Bank of Commerce (Canada),
Sr. Unsec’d. Notes
0.950%	06/23/23	1,490	1,503,856
CIT Group, Inc.,
Sr. Unsec’d. Notes
4.750%	02/16/24	890	966,392
5.250%	03/07/25	740	834,193
Citigroup, Inc.,
Jr. Sub. Notes
5.950%(ff)	01/30/23(oo)	1,510	1,584,748
Jr. Sub. Notes, Series M
6.300%(ff)	05/15/24(a)(oo)	1,690	1,795,573
Jr. Sub. Notes, Series P
5.950%(ff)	05/15/25(a)(oo)	3,510	3,808,370
Sr. Unsec’d. Notes
1.678%(ff)	05/15/24	1,480	1,510,745
2.572%(ff)	06/03/31	910	908,704
3.106%(ff)	04/08/26	1,010	1,078,689
3.668%(ff)	07/24/28	3,555	3,891,813
3.887%(ff)	01/10/28	3,575	3,940,949

A9

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
4.650%	07/30/45	5,048	$6,108,304
4.650%	07/23/48	1,500	1,839,977
8.125%	07/15/39	309	507,133
Sub. Notes
4.050%	07/30/22	300	313,422
4.400%	06/10/25	4,050	4,498,909
4.450%	09/29/27	4,195	4,718,098
4.750%	05/18/46	350	414,748
5.300%	05/06/44	556	699,325
5.500%	09/13/25	4,930	5,732,100
6.125%	08/25/36	558	734,733
Cooperatieve Rabobank UA (Netherlands),
Gtd. Notes
4.375%	08/04/25(a)	920	1,019,348
4.625%	12/01/23(a)	4,190	4,591,936
Sr. Unsec’d. Notes, 144A, MTN
1.339%(ff)	06/24/26(a)	4,540	4,513,699
Credit Agricole SA (France),
Sr. Unsec’d. Notes, 144A, MTN
1.907%(ff)	06/16/26	1,250	1,267,931
Credit Suisse AG (Switzerland),
Sr. Unsec’d. Notes
2.950%	04/09/25(a)	1,040	1,100,862
Credit Suisse Group AG (Switzerland),
Sr. Unsec’d. Notes
4.550%	04/17/26	350	391,818
Sr. Unsec’d. Notes, 144A
2.193%(ff)	06/05/26	3,860	3,915,991
4.194%(ff)	04/01/31	6,160	6,699,257
Danske Bank A/S (Denmark),
Sr. Unsec’d. Notes, 144A
1.226%	06/22/24	200	201,869
3.244%(ff)	12/20/25	690	734,531
5.000%	01/12/22	5,080	5,248,134
5.375%	01/12/24	2,960	3,300,364
Goldman Sachs Capital II,
Ltd. Gtd. Notes, 3 Month LIBOR + 0.768% (Cap N/A, Floor 4.000%)
4.000%(c)	05/03/21(a)(oo)	227	215,924
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes
2.876%(ff)	10/31/22	300	303,905
3.200%	02/23/23	2,160	2,261,186
3.500%	04/01/25	1,590	1,722,489
3.500%	11/16/26	1,930	2,093,515
4.223%(ff)	05/01/29	946	1,061,642
4.750%	10/21/45(a)	2,390	2,942,058
6.250%	02/01/41	6,970	9,877,341
Sr. Unsec’d. Notes, MTN
3.850%	07/08/24	720	781,811
4.000%	03/03/24	2,610	2,845,938
Sub. Notes
4.250%	10/21/25	4,180	4,664,706
5.150%	05/22/45	3,380	4,229,161
6.750%	10/01/37	3,904	5,505,334
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
HSBC Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes
2.099%(ff)	06/04/26	2,880	$2,931,298
2.848%(ff)	06/04/31	2,320	2,319,737
Sub. Notes
4.250%	03/14/24	1,210	1,316,346
4.250%	08/18/25(a)	2,710	2,982,327
Intesa Sanpaolo SpA (Italy),
Sr. Unsec’d. Notes, 144A
3.125%	07/14/22	1,700	1,748,826
3.375%	01/12/23	1,380	1,438,850
Sub. Notes, 144A, MTN
5.017%	06/26/24(a)	6,800	7,412,490
5.710%	01/15/26	300	335,965
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes
1.514%(ff)	06/01/24(a)	3,970	4,051,476
2.083%(ff)	04/22/26	2,190	2,249,504
2.522%(ff)	04/22/31(a)	4,210	4,196,719
3.109%(ff)	04/22/51	570	556,725
3.509%(ff)	01/23/29	1,500	1,624,359
3.540%(ff)	05/01/28	1,591	1,734,493
3.782%(ff)	02/01/28	1,804	1,989,661
4.023%(ff)	12/05/24(a)	430	466,565
4.203%(ff)	07/23/29	1,840	2,078,855
4.452%(ff)	12/05/29	1,180	1,351,892
Sub. Notes
3.875%	09/10/24	10	10,952
4.250%	10/01/27	690	780,653
4.950%	06/01/45(a)	5,290	6,610,420
Lloyds Banking Group PLC (United Kingdom),
Sr. Unsec’d. Notes
3.900%	03/12/24	200	217,009
4.375%	03/22/28(a)	1,910	2,148,657
Morgan Stanley,
Sr. Unsec’d. Notes
3.625%	01/20/27	1,456	1,598,709
3.737%(ff)	04/24/24	1,520	1,615,347
Sr. Unsec’d. Notes, GMTN
2.699%(ff)	01/22/31	2,830	2,870,749
3.875%	01/27/26	792	880,832
4.000%	07/23/25	1,498	1,662,630
5.597%(ff)	03/24/51	80	111,578
Sr. Unsec’d. Notes, MTN
2.188%(ff)	04/28/26	3,690	3,812,709
3.622%(ff)	04/01/31	5,590	6,060,790
National Securities Clearing Corp.,
Sr. Unsec’d. Notes, 144A
1.200%	04/23/23	1,120	1,136,777
1.500%	04/23/25	920	929,477
Natwest Group PLC (United Kingdom),
Sr. Unsec’d. Notes
4.519%(ff)	06/25/24	200	216,105
4.892%(ff)	05/18/29(a)	2,791	3,181,428

A10

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
Nordea Bank Abp (Finland),
Sub. Notes, 144A
4.875%	05/13/21	3,650	$3,666,626
Royal Bank of Canada (Canada),
Sr. Unsec’d. Notes, GMTN
1.600%	04/17/23	2,050	2,098,316
Sr. Unsec’d. Notes, MTN
1.150%	06/10/25	1,420	1,419,148
Swedbank AB (Sweden),
Sr. Unsec’d. Notes, 144A
1.300%	06/02/23	1,740	1,767,697
Toronto-Dominion Bank (The) (Canada),
Sr. Unsec’d. Notes, MTN
0.750%	06/12/23	2,840	2,858,278
1.150%	06/12/25(a)	1,440	1,440,292
U.S. Bancorp,
Sr. Unsec’d. Notes
1.450%	05/12/25(a)	2,950	2,993,581
UBS AG (Switzerland),
Sr. Unsec’d. Notes, 144A
1.750%	04/21/22	1,680	1,703,097
UBS AG/Stamford CT (Switzerland),
Sub. Notes
7.625%	08/17/22	3,940	4,295,589
UBS Group AG (Switzerland),
Jr. Sub. Notes, 144A
7.000%(ff)	01/31/24(oo)	6,900	7,565,294
Sr. Unsec’d. Notes, 144A
2.859%(ff)	08/15/23	460	474,078
3.491%	05/23/23	3,760	3,881,810
4.125%	09/24/25	600	666,860
4.253%	03/23/28	607	684,566
UniCredit SpA (Italy),
Sr. Unsec’d. Notes, 144A, MTN
6.572%	01/14/22	4,910	5,120,942
Wells Fargo & Co.,
Sr. Unsec’d. Notes
2.188%(ff)	04/30/26	2,370	2,444,908
3.000%	10/23/26	2,648	2,833,242
Sr. Unsec’d. Notes, MTN
1.654%(ff)	06/02/24(a)	3,210	3,281,029
2.393%(ff)	06/02/28	6,530	6,691,244
2.879%(ff)	10/30/30	2,000	2,061,204
3.750%	01/24/24	960	1,038,041
5.013%(ff)	04/04/51	9,850	12,621,706
Sub. Notes
5.606%	01/15/44	1,431	1,823,605
Sub. Notes, GMTN
4.900%	11/17/45	3,660	4,374,786
Sub. Notes, MTN
4.400%	06/14/46	520	577,947
4.650%	11/04/44	3,180	3,667,969
4.750%	12/07/46	2,050	2,422,096
Wells Fargo Bank NA,
Sub. Notes
5.850%	02/01/37(a)	4,193	5,544,219
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
6.600%	01/15/38	2,452	$3,479,393
			390,111,832
Beverages — 0.7%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
3.650%	02/01/26	140	153,862
4.700%	02/01/36	4,905	5,751,927
4.900%	02/01/46	3,220	3,826,884
Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
3.500%	06/01/30(a)	440	476,488
4.000%	04/13/28	520	579,754
4.350%	06/01/40	700	789,172
4.500%	06/01/50	1,280	1,456,089
4.750%	01/23/29	2,610	3,049,723
Becle SAB de CV (Mexico),
Gtd. Notes, 144A
3.750%	05/13/25	1,000	1,084,611
Coca-Cola Co. (The),
Sr. Unsec’d. Notes
1.450%	06/01/27(a)	1,460	1,453,358
2.500%	06/01/40	40	37,590
2.600%	06/01/50	590	534,642
2.950%	03/25/25(a)	530	571,254
3.375%	03/25/27(a)	2,010	2,223,609
Constellation Brands, Inc.,
Gtd. Notes
4.250%	05/01/23	1,270	1,362,585
PepsiCo, Inc.,
Sr. Unsec’d. Notes
0.750%	05/01/23(a)	1,490	1,504,511
1.625%	05/01/30	1,240	1,186,413
2.250%	03/19/25	140	147,034
2.625%	03/19/27	150	159,732
2.875%	10/15/49(a)	390	379,440
3.625%	03/19/50	210	231,151
3.875%	03/19/60	300	341,277
4.000%	03/05/42	610	698,923
Primo Water Holdings, Inc. (Canada),
Gtd. Notes, 144A
5.500%	04/01/25(a)	1,140	1,172,430
			29,172,459
Biotechnology — 0.0%
Amgen, Inc.,
Sr. Unsec’d. Notes
3.625%	05/22/24	360	389,059
4.663%	06/15/51	301	366,415
Gilead Sciences, Inc.,
Sr. Unsec’d. Notes
4.750%	03/01/46	910	1,098,577
			1,854,051

A11

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Building Materials — 0.0%
Carrier Global Corp.,
Sr. Unsec’d. Notes
3.377%	04/05/40	630	$629,835
3.577%	04/05/50	310	305,569
			935,404
Chemicals — 0.1%
Equate Petrochemical BV (Kuwait),
Gtd. Notes, 144A, MTN
4.250%	11/03/26	2,430	2,644,485
LyondellBasell Industries NV,
Sr. Unsec’d. Notes
5.750%	04/15/24	780	881,087
OCP SA (Morocco),
Sr. Unsec’d. Notes, 144A
4.500%	10/22/25	1,510	1,600,453
			5,126,025
Commercial Services — 0.3%
Adani Ports & Special Economic Zone Ltd. (India),
Sr. Unsec’d. Notes, 144A
4.000%	07/30/27	1,033	1,089,422
Cintas Corp. No. 2,
Gtd. Notes
3.700%	04/01/27	1,300	1,442,951
DP World PLC (United Arab Emirates),
Sr. Unsec’d. Notes, 144A, MTN
5.625%	09/25/48	3,600	4,230,262
PayPal Holdings, Inc.,
Sr. Unsec’d. Notes
1.350%	06/01/23	1,130	1,151,010
1.650%	06/01/25	1,180	1,202,583
Prime Security Services Borrower LLC/Prime Finance, Inc.,
Sr. Sec’d. Notes, 144A
5.750%	04/15/26	1,100	1,188,405
Service Corp. International,
Sr. Unsec’d. Notes
7.500%	04/01/27	460	555,546
United Rentals North America, Inc.,
Gtd. Notes
3.875%	02/15/31(a)	1,520	1,528,329
4.875%	01/15/28	1,380	1,453,917
Sec’d. Notes
3.875%	11/15/27(a)	860	893,473
			14,735,898
Computers — 0.2%
Apple, Inc.,
Sr. Unsec’d. Notes
1.125%	05/11/25(a)	3,240	3,261,761
2.450%	08/04/26	2,720	2,867,960
International Business Machines Corp.,
Sr. Unsec’d. Notes
3.000%	05/15/24(a)	1,260	1,348,902
			7,478,623
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Cosmetics/Personal Care — 0.0%
Procter & Gamble Co. (The),
Sr. Unsec’d. Notes
2.800%	03/25/27	230	$248,071
Diversified Financial Services — 0.5%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland),
Gtd. Notes
3.150%	02/15/24	2,110	2,199,824
Air Lease Corp.,
Sr. Unsec’d. Notes
3.375%	07/01/25(a)	970	1,025,041
GE Capital International Funding Co. Unlimited Co.,
Gtd. Notes
4.418%	11/15/35	5,032	5,758,414
International Lease Finance Corp.,
Sr. Unsec’d. Notes
5.875%	08/15/22	491	524,215
KKR Group Finance Co. II LLC,
Gtd. Notes, 144A
5.500%	02/01/43	260	332,572
Mastercard, Inc.,
Sr. Unsec’d. Notes
3.850%	03/26/50	200	226,680
Park Aerospace Holdings Ltd. (Ireland),
Gtd. Notes, 144A
4.500%	03/15/23	200	208,768
5.250%	08/15/22	102	107,061
5.500%	02/15/24	460	497,740
SURA Asset Management SA (Colombia),
Gtd. Notes, 144A
4.875%	04/17/24(a)	1,950	2,119,310
The Vanguard Group Inc.,
Unsec’d. Notes
3.050%	08/22/50^	2,330	1,938,644
USAA Capital Corp.,
Sr. Unsec’d. Notes, 144A
1.500%	05/01/23	150	153,311
Visa, Inc.,
Sr. Unsec’d. Notes
2.050%	04/15/30	2,000	1,993,847
3.150%	12/14/25	760	828,379
4.300%	12/14/45(a)	2,710	3,275,821
			21,189,627
Electric — 1.0%
Berkshire Hathaway Energy Co.,
Sr. Unsec’d. Notes
3.800%	07/15/48	1,017	1,090,183
Cleveland Electric Illuminating Co. (The),
Sr. Unsec’d. Notes, 144A
3.500%	04/01/28	1,320	1,351,629
Consolidated Edison Co. of New York, Inc.,
Sr. Unsec’d. Notes, Series 20A
3.350%	04/01/30	400	429,421
Sr. Unsec’d. Notes, Series 20B
3.950%	04/01/50	310	336,031

A12

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electric (cont’d.)
Dominion Energy, Inc.,
Sr. Unsec’d. Notes
7.000%	06/15/38	1,216	$1,737,414
Duke Energy Progress LLC,
First Mortgage
2.800%	05/15/22	50	51,049
FirstEnergy Corp.,
Sr. Unsec’d. Notes, Series A
1.600%	01/15/26(a)	580	562,969
Sr. Unsec’d. Notes, Series B
4.400%	07/15/27(a)	2,880	3,107,731
4.750%	03/15/23(a)	3,540	3,745,209
Sr. Unsec’d. Notes, Series C
5.350%	07/15/47(a)	1,100	1,239,557
7.375%	11/15/31	10,860	14,522,100
Minejesa Capital BV (Indonesia),
Sr. Sec’d. Notes, 144A
4.625%	08/10/30	1,050	1,094,912
Ohio Edison Co.,
First Mortgage
8.250%	10/15/38	978	1,465,003
Pacific Gas & Electric Co.,
First Mortgage
1.750%	06/16/22	2,170	2,173,005
2.100%	08/01/27	660	646,083
2.500%	02/01/31	840	792,218
3.300%	08/01/40	170	153,281
3.500%	08/01/50(a)	410	356,818
Progress Energy, Inc.,
Sr. Unsec’d. Notes
7.750%	03/01/31	4,405	6,172,427
			41,027,040
Electronics — 0.0%
Honeywell International, Inc.,
Sr. Unsec’d. Notes
1.350%	06/01/25	930	943,506
Environmental Control — 0.1%
GFL Environmental, Inc. (Canada),
Sr. Sec’d. Notes, 144A
4.250%	06/01/25(a)	710	730,749
Republic Services, Inc.,
Sr. Unsec’d. Notes
2.500%	08/15/24(a)	1,420	1,494,770
Waste Management, Inc.,
Gtd. Notes
3.500%	05/15/24	290	313,257
4.150%	07/15/49(a)	1,180	1,347,625
			3,886,401
Foods — 0.4%
Danone SA (France),
Sr. Unsec’d. Notes, 144A
2.589%	11/02/23	3,710	3,874,663
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Foods (cont’d.)
Hershey Co. (The),
Sr. Unsec’d. Notes
0.900%	06/01/25	400	$397,154
Kraft Heinz Foods Co.,
Gtd. Notes
3.000%	06/01/26	472	497,165
4.250%	03/01/31(a)	320	353,032
4.375%	06/01/46(a)	440	461,004
4.625%	10/01/39	20	21,707
4.875%	10/01/49(a)	710	801,727
5.000%	07/15/35	270	310,719
5.000%	06/04/42	420	474,455
5.200%	07/15/45	1,200	1,393,928
5.500%	06/01/50(a)	600	736,530
6.750%	03/15/32	40	51,757
6.875%	01/26/39	100	137,913
Gtd. Notes, 144A
7.125%	08/01/39	20	28,023
Lamb Weston Holdings, Inc.,
Gtd. Notes, 144A
4.875%	11/01/26(a)	1,130	1,171,472
4.875%	05/15/28	70	75,506
Mars, Inc.,
Gtd. Notes, 144A
2.700%	04/01/25	490	519,067
3.200%	04/01/30	810	867,342
Mondelez International Holdings Netherlands BV,
Gtd. Notes, 144A
2.125%	09/19/22	750	768,702
Mondelez International, Inc.,
Sr. Unsec’d. Notes
1.500%	05/04/25	2,280	2,302,025
			15,243,891
Forest Products & Paper — 0.1%
Suzano Austria GmbH (Brazil),
Gtd. Notes
3.750%	01/15/31	4,310	4,444,611
Healthcare-Products — 0.1%
Abbott Laboratories,
Sr. Unsec’d. Notes
3.750%	11/30/26(a)	1,138	1,277,205
4.750%	11/30/36	1,050	1,302,961
4.900%	11/30/46	1,730	2,251,092
Medtronic, Inc.,
Gtd. Notes
3.500%	03/15/25	858	940,969
			5,772,227
Healthcare-Services — 0.6%
Aetna, Inc.,
Sr. Unsec’d. Notes
2.800%	06/15/23	470	490,353
Anthem, Inc.,
Sr. Unsec’d. Notes
3.350%	12/01/24	470	508,545

A13

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Healthcare-Services (cont’d.)
3.650%	12/01/27	1,120	$1,235,354
Centene Corp.,
Sr. Unsec’d. Notes
3.375%	02/15/30	310	313,012
4.625%	12/15/29	320	346,429
Sr. Unsec’d. Notes, 144A
5.375%	06/01/26	160	167,293
CommonSpirit Health,
Sec’d. Notes
4.350%	11/01/42	440	485,593
Fresenius Medical Care US Finance II, Inc. (Germany),
Gtd. Notes, 144A
5.875%	01/31/22	990	1,029,925
HCA, Inc.,
Gtd. Notes
3.500%	09/01/30	630	634,901
5.375%	02/01/25	330	368,169
5.375%	09/01/26(a)	1,440	1,626,775
5.625%	09/01/28	100	114,967
5.875%	02/01/29	410	477,456
Sr. Sec’d. Notes
4.500%	02/15/27	90	100,992
5.000%	03/15/24	230	256,196
5.250%	06/15/26	180	207,024
5.500%	06/15/47	3,504	4,360,834
Humana, Inc.,
Sr. Unsec’d. Notes
3.150%	12/01/22	1,050	1,088,884
3.950%	03/15/27	860	958,948
4.500%	04/01/25	240	269,468
4.625%	12/01/42	570	661,168
4.800%	03/15/47	100	119,709
4.950%	10/01/44	450	540,266
Kaiser Foundation Hospitals,
Gtd. Notes
4.150%	05/01/47	1,367	1,613,736
New York & Presbyterian Hospital (The),
Unsec’d. Notes
4.063%	08/01/56	1,870	2,174,621
NYU Langone Hospitals,
Sec’d. Notes
4.368%	07/01/47	317	364,039
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
1.250%	01/15/26(a)	450	450,408
2.000%	05/15/30(a)	440	432,811
2.375%	10/15/22	180	185,772
3.125%	05/15/60	150	147,439
3.500%	06/15/23	410	437,421
3.750%	07/15/25	780	864,039
3.875%	08/15/59	1,050	1,173,643
4.250%	06/15/48	310	368,942
4.450%	12/15/48	240	293,848
5.700%	10/15/40	1,500	2,058,466
			26,927,446
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Home Builders — 0.1%
Lennar Corp.,
Gtd. Notes
4.500%	04/30/24(a)	880	$960,227
4.750%	05/30/25	160	178,698
4.750%	11/29/27(a)	1,730	1,987,151
5.000%	06/15/27	60	68,992
MDC Holdings, Inc.,
Gtd. Notes
6.000%	01/15/43	560	707,222
Toll Brothers Finance Corp.,
Gtd. Notes
4.375%	04/15/23	610	638,999
			4,541,289
Household Products/Wares — 0.0%
Spectrum Brands, Inc.,
Gtd. Notes
5.750%	07/15/25	43	44,375
Gtd. Notes, 144A
5.000%	10/01/29	100	105,645
			150,020
Housewares — 0.0%
Newell Brands, Inc.,
Sr. Unsec’d. Notes
4.350%	04/01/23	956	1,007,722
4.700%	04/01/26	450	496,297
			1,504,019
Insurance — 0.4%
American International Group, Inc.,
Jr. Sub. Notes
6.250%	03/15/87(a)	636	698,438
Sr. Unsec’d. Notes
2.500%	06/30/25	770	805,803
3.750%	07/10/25(a)	900	986,587
Berkshire Hathaway Finance Corp.,
Gtd. Notes
4.250%	01/15/49(a)	1,670	1,932,577
Chubb INA Holdings, Inc.,
Gtd. Notes
3.350%	05/03/26	1,000	1,089,522
Guardian Life Global Funding,
Sec’d. Notes, 144A
1.100%	06/23/25	580	575,856
MetLife, Inc.,
Jr. Sub. Notes
6.400%	12/15/66	3,610	4,543,476
New York Life Global Funding,
Sr. Sec’d. Notes, 144A
0.950%	06/24/25(a)	1,080	1,069,894
Principal Life Global Funding II,
Sec’d. Notes, 144A
1.250%	06/23/25	520	518,721

A14

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Insurance (cont’d.)
Teachers Insurance & Annuity Association of America,
Sub. Notes, 144A
4.900%	09/15/44	3,711	$4,537,857
			16,758,731
Internet — 0.8%
Alibaba Group Holding Ltd. (China),
Sr. Unsec’d. Notes
3.600%	11/28/24	1,560	1,693,484
4.200%	12/06/47	1,664	1,834,718
Alphabet, Inc.,
Sr. Unsec’d. Notes
0.450%	08/15/25(a)	420	411,505
0.800%	08/15/27(a)	800	767,316
1.100%	08/15/30(a)	930	855,554
2.050%	08/15/50	1,500	1,239,961
Amazon.com, Inc.,
Sr. Unsec’d. Notes
0.800%	06/03/25(a)	1,710	1,703,476
1.200%	06/03/27(a)	2,100	2,056,208
1.500%	06/03/30(a)	1,970	1,875,919
2.500%	06/03/50(a)	5,180	4,635,716
3.150%	08/22/27(a)	540	590,330
3.875%	08/22/37	1,030	1,175,332
4.050%	08/22/47(a)	1,280	1,491,431
4.250%	08/22/57	300	360,973
4.950%	12/05/44	310	404,297
Baidu, Inc. (China),
Sr. Unsec’d. Notes
3.875%	09/29/23	2,250	2,404,633
Prosus NV (China),
Gtd. Notes, 144A
4.850%	07/06/27	2,480	2,781,019
Sr. Unsec’d. Notes, 144A
3.832%	02/08/51	430	380,261
Sr. Unsec’d. Notes, 144A, MTN
4.027%	08/03/50	2,240	2,043,751
Tencent Holdings Ltd. (China),
Sr. Unsec’d. Notes, 144A, MTN
3.595%	01/19/28	4,132	4,400,330
			33,106,214
Iron/Steel — 0.2%
ArcelorMittal SA (Luxembourg),
Sr. Unsec’d. Notes
3.600%	07/16/24(a)	1,890	1,999,340
4.550%	03/11/26(a)	1,200	1,333,678
7.250%	10/15/39	460	629,310
Vale Overseas Ltd. (Brazil),
Gtd. Notes
6.875%	11/21/36(a)	1,197	1,589,518
6.875%	11/10/39(a)	844	1,125,929
			6,677,775
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Leisure Time — 0.0%
VOC Escrow Ltd.,
Sr. Sec’d. Notes, 144A
5.000%	02/15/28(a)	1,190	$1,177,650
Lodging — 0.4%
Hilton Domestic Operating Co., Inc.,
Gtd. Notes, 144A
3.625%	02/15/32	360	349,476
5.375%	05/01/25(a)	610	642,904
5.750%	05/01/28	410	442,184
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.,
Gtd. Notes
4.875%	04/01/27(a)	1,840	1,919,516
Las Vegas Sands Corp.,
Sr. Unsec’d. Notes
2.900%	06/25/25	3,000	3,079,529
3.200%	08/08/24	2,510	2,617,026
Sands China Ltd. (Macau),
Sr. Unsec’d. Notes
3.800%	01/08/26	780	827,890
4.600%	08/08/23	2,670	2,855,131
5.125%	08/08/25	870	970,605
5.400%	08/08/28	1,140	1,300,162
Wynn Macau Ltd. (Macau),
Sr. Unsec’d. Notes, 144A
5.125%	12/15/29	300	306,220
5.625%	08/26/28	2,470	2,579,292
			17,889,935
Machinery-Diversified — 0.1%
Deere & Co.,
Sr. Unsec’d. Notes
3.100%	04/15/30	240	256,966
3.750%	04/15/50(a)	1,330	1,494,005
Otis Worldwide Corp.,
Sr. Unsec’d. Notes
2.056%	04/05/25(a)	760	783,660
			2,534,631
Media — 1.3%
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes, 144A
4.500%	08/15/30	120	122,274
4.500%	05/01/32	1,760	1,782,000
5.000%	02/01/28	480	507,736
5.125%	05/01/27	2,510	2,653,742
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
4.200%	03/15/28	1,250	1,379,028
4.800%	03/01/50	360	387,603
4.908%	07/23/25	4,580	5,197,712
5.050%	03/30/29	3,500	4,025,018
5.375%	04/01/38	1,490	1,770,807
5.750%	04/01/48	60	72,785
6.484%	10/23/45	500	655,396
6.834%	10/23/55	310	429,898

A15

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Media (cont’d.)
Comcast Cable Communications Holdings, Inc.,
Gtd. Notes
9.455%	11/15/22	80	$91,834
Comcast Corp.,
Gtd. Notes
3.100%	04/01/25	80	86,313
3.150%	03/01/26	630	683,088
3.250%	11/01/39	120	123,740
3.300%	04/01/27	1,240	1,353,352
3.375%	08/15/25(a)	450	490,363
3.400%	04/01/30	700	757,261
3.400%	07/15/46	110	113,220
3.450%	02/01/50	1,900	1,951,559
3.750%	04/01/40	150	164,708
3.950%	10/15/25(a)	6,590	7,362,478
3.969%	11/01/47	3,250	3,639,304
3.999%	11/01/49	377	420,183
4.000%	03/01/48	180	201,292
4.150%	10/15/28	1,060	1,212,201
4.200%	08/15/34	190	218,717
4.250%	10/15/30	500	576,863
4.250%	01/15/33	530	615,183
4.700%	10/15/48	230	284,192
5.650%	06/15/35	160	211,330
DISH DBS Corp.,
Gtd. Notes
5.875%	11/15/24	2,435	2,548,013
7.750%	07/01/26	210	231,846
Fox Corp.,
Sr. Unsec’d. Notes
5.476%	01/25/39	2,150	2,684,438
Time Warner Cable LLC,
Sr. Sec’d. Notes
6.550%	05/01/37	332	436,879
7.300%	07/01/38	4,520	6,313,442
Time Warner Entertainment Co. LP,
Sr. Sec’d. Notes
8.375%	07/15/33	1,400	2,019,959
ViacomCBS, Inc.,
Sr. Unsec’d. Notes
3.875%	04/01/24	570	614,264
Virgin Media Secured Finance PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
5.500%	08/15/26	400	415,068
Walt Disney Co. (The),
Gtd. Notes
6.650%	11/15/37	130	190,193
			54,995,282
Mining — 0.8%
Anglo American Capital PLC (South Africa),
Gtd. Notes, 144A
3.625%	09/11/24(a)	630	681,151
4.000%	09/11/27	4,476	4,941,377
4.750%	04/10/27	1,070	1,226,829
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Mining (cont’d.)
Barrick Gold Corp. (Canada),
Sr. Unsec’d. Notes
5.250%	04/01/42	200	$247,363
Barrick North America Finance LLC (Canada),
Gtd. Notes
5.700%	05/30/41	1,640	2,109,849
5.750%	05/01/43	260	342,760
BHP Billiton Finance USA Ltd. (Australia),
Gtd. Notes
2.875%	02/24/22	175	179,024
5.000%	09/30/43(a)	1,000	1,292,476
Freeport-McMoRan, Inc.,
Gtd. Notes
3.875%	03/15/23	20	20,821
4.550%	11/14/24	40	43,764
4.625%	08/01/30(a)	570	620,374
5.450%	03/15/43(a)	2,156	2,590,199
Glencore Finance Canada Ltd. (Switzerland),
Gtd. Notes, 144A
5.550%	10/25/42	3,697	4,492,125
Glencore Funding LLC (Australia),
Gtd. Notes, 144A
4.000%	03/27/27(a)	4,860	5,355,480
4.125%	05/30/23	50	53,420
4.125%	03/12/24	2,220	2,403,374
Southern Copper Corp. (Peru),
Sr. Unsec’d. Notes
5.250%	11/08/42(a)	5,100	6,182,660
Teck Resources Ltd. (Canada),
Sr. Unsec’d. Notes
6.000%	08/15/40	110	132,079
Yamana Gold, Inc. (Canada),
Gtd. Notes
4.625%	12/15/27	1,450	1,590,578
			34,505,703
Miscellaneous Manufacturing — 0.5%
3M Co.,
Sr. Unsec’d. Notes
2.375%	08/26/29(a)	1,360	1,387,530
3.050%	04/15/30	220	234,551
3.700%	04/15/50(a)	1,620	1,779,597
Eaton Corp.,
Gtd. Notes
4.150%	11/02/42	510	576,170
General Electric Co.,
Sr. Unsec’d. Notes
3.450%	05/01/27	260	282,363
3.625%	05/01/30(a)	520	559,789
4.250%	05/01/40(a)	550	604,218
4.350%	05/01/50	550	611,048
Sr. Unsec’d. Notes, GMTN
6.150%	08/07/37	4,245	5,591,500
6.875%	01/10/39(a)	4,177	5,870,710
Sr. Unsec’d. Notes, MTN
5.875%	01/14/38	1,010	1,306,828

A16

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Miscellaneous Manufacturing (cont’d.)
6.750%	03/15/32	440	$589,204
			19,393,508
Oil & Gas — 3.6%
Apache Corp.,
Sr. Unsec’d. Notes
3.250%	04/15/22(a)	1,041	1,046,702
4.250%	01/15/44(a)	3,370	3,032,243
4.375%	10/15/28(a)	1,070	1,064,540
4.750%	04/15/43(a)	425	394,212
5.100%	09/01/40	1,700	1,667,681
6.000%	01/15/37(a)	578	631,528
BP Capital Markets America, Inc.,
Gtd. Notes
2.937%	04/06/23	110	115,555
3.000%	02/24/50	2,940	2,687,097
3.119%	05/04/26	1,030	1,107,963
3.216%	11/28/23	2,330	2,487,358
3.410%	02/11/26(a)	2,160	2,353,324
3.633%	04/06/30(a)	790	865,717
3.790%	02/06/24	250	271,255
BP Capital Markets PLC (United Kingdom),
Gtd. Notes
3.506%	03/17/25(a)	3,320	3,623,887
3.535%	11/04/24	300	328,524
Chevron Corp.,
Sr. Unsec’d. Notes
1.554%	05/11/25	1,520	1,550,892
1.995%	05/11/27	530	542,648
3.078%	05/11/50	1,670	1,614,333
Chevron USA, Inc.,
Gtd. Notes
3.850%	01/15/28	2,000	2,229,503
4.950%	08/15/47	460	576,936
5.250%	11/15/43	990	1,289,367
6.000%	03/01/41	310	432,214
Cimarex Energy Co.,
Sr. Unsec’d. Notes
3.900%	05/15/27(a)	4,850	5,279,712
4.375%	03/15/29(a)	1,220	1,352,084
ConocoPhillips,
Gtd. Notes, 144A
3.750%	10/01/27	560	618,310
4.300%	08/15/28	4,470	5,064,024
Continental Resources, Inc.,
Gtd. Notes
3.800%	06/01/24(a)	420	430,229
4.375%	01/15/28(a)	2,620	2,755,382
4.500%	04/15/23(a)	610	630,661
Devon Energy Corp.,
Sr. Unsec’d. Notes
4.750%	05/15/42	640	683,266
5.000%	06/15/45(a)	5,560	6,085,280
5.600%	07/15/41	1,040	1,202,359
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Oil & Gas (cont’d.)
Diamondback Energy, Inc.,
Gtd. Notes
3.500%	12/01/29	890	$925,024
Ecopetrol SA (Colombia),
Sr. Unsec’d. Notes
5.875%	05/28/45	3,780	4,007,056
EOG Resources, Inc.,
Sr. Unsec’d. Notes
3.900%	04/01/35	1,280	1,377,848
4.150%	01/15/26	1,210	1,360,472
4.375%	04/15/30(a)	300	344,921
4.950%	04/15/50	390	477,432
EQT Corp.,
Sr. Unsec’d. Notes
3.000%	10/01/22(a)	1,440	1,463,256
3.900%	10/01/27(a)	380	387,608
5.000%	01/15/29	30	32,093
7.625%	02/01/25	120	138,078
Exxon Mobil Corp.,
Sr. Unsec’d. Notes
1.571%	04/15/23	210	215,149
2.992%	03/19/25	3,320	3,558,286
3.043%	03/01/26	1,900	2,050,822
3.452%	04/15/51(a)	2,000	2,015,914
3.482%	03/19/30(a)	1,210	1,315,340
4.114%	03/01/46	3,170	3,497,154
4.327%	03/19/50	150	172,212
KazMunayGas National Co. JSC (Kazakhstan),
Sr. Unsec’d. Notes, 144A
5.375%	04/24/30	260	308,289
6.375%	10/24/48	1,240	1,586,542
MEG Energy Corp. (Canada),
Gtd. Notes, 144A
5.875%	02/01/29	310	310,689
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes
2.900%	08/15/24(a)	2,970	2,933,217
3.000%	02/15/27(a)	1,030	967,941
3.400%	04/15/26	1,610	1,566,541
4.100%	02/15/47	3,440	2,750,155
4.200%	03/15/48	1,220	988,687
4.400%	04/15/46	650	556,271
4.500%	07/15/44	140	119,183
4.625%	06/15/45(a)	1,920	1,675,617
5.550%	03/15/26(a)	1,280	1,351,486
6.450%	09/15/36	1,590	1,751,776
6.600%	03/15/46	1,780	1,893,720
6.625%	09/01/30(a)	2,650	2,979,162
7.500%	05/01/31	450	524,772
7.875%	09/15/31	4,163	4,894,715
Petrobras Global Finance BV (Brazil),
Gtd. Notes
5.299%	01/27/25	10,629	11,713,220
6.900%	03/19/49	2,260	2,462,654
7.250%	03/17/44	3,950	4,521,722
7.375%	01/17/27	1,060	1,260,140

A17

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Oil & Gas (cont’d.)
Petroleos Mexicanos (Mexico),
Gtd. Notes
4.500%	01/23/26(a)	2,424	$2,404,435
6.375%	01/23/45	3,605	3,029,366
6.625%	06/15/35	310	294,220
Gtd. Notes, MTN
6.875%	08/04/26	1,900	2,033,577
Pioneer Natural Resources Co.,
Sr. Unsec’d. Notes
1.125%	01/15/26	400	393,279
2.150%	01/15/31(a)	1,750	1,651,886
Range Resources Corp.,
Gtd. Notes
4.875%	05/15/25(a)	490	485,092
5.000%	03/15/23(a)	928	944,496
5.875%	07/01/22	38	38,461
Shell International Finance BV (Netherlands),
Gtd. Notes
2.750%	04/06/30	520	537,513
2.875%	05/10/26(a)	1,730	1,848,333
3.250%	04/06/50(a)	2,540	2,497,928
4.375%	05/11/45	2,010	2,347,546
4.550%	08/12/43	1,010	1,200,769
6.375%	12/15/38	1,363	1,962,088
Sinopec Group Overseas Development 2014 Ltd. (China),
Gtd. Notes, 144A
4.375%	04/10/24	1,880	2,064,784
WPX Energy, Inc.,
Sr. Unsec’d. Notes
4.500%	01/15/30	474	510,300
5.250%	10/15/27	440	466,292
5.875%	06/15/28	156	171,951
			149,352,266
Oil & Gas Services — 0.2%
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc.,
Sr. Unsec’d. Notes
3.337%	12/15/27	1,564	1,673,373
Halliburton Co.,
Sr. Unsec’d. Notes
3.800%	11/15/25	42	46,220
7.450%	09/15/39	2,413	3,375,701
Schlumberger Holdings Corp.,
Sr. Unsec’d. Notes, 144A
3.900%	05/17/28	1,318	1,433,648
			6,528,942
Packaging & Containers — 0.0%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.,
Gtd. Notes, 144A
6.000%	02/15/25	650	669,895
Sr. Unsec’d. Notes, 144A
5.250%	08/15/27	430	438,566
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Packaging & Containers (cont’d.)
WestRock RKT LLC,
Gtd. Notes
4.000%	03/01/23	370	$390,015
			1,498,476
Pharmaceuticals — 2.8%
AbbVie, Inc.,
Sr. Unsec’d. Notes
2.300%	11/21/22	6,390	6,572,575
2.600%	11/21/24	1,420	1,498,221
2.950%	11/21/26	1,340	1,426,463
3.200%	11/21/29	7,010	7,442,265
3.450%	03/15/22	1,160	1,186,794
3.600%	05/14/25	1,500	1,633,301
3.750%	11/14/23	260	280,118
3.800%	03/15/25	1,980	2,165,468
4.250%	11/21/49	3,150	3,565,686
Bausch Health Americas, Inc.,
Gtd. Notes, 144A
9.250%	04/01/26	520	575,509
Bausch Health Cos., Inc.,
Gtd. Notes, 144A
5.000%	01/30/28(a)	2,470	2,518,148
5.250%	01/30/30(a)	9,600	9,641,133
5.250%	02/15/31	1,280	1,274,747
6.250%	02/15/29	2,360	2,505,257
7.250%	05/30/29(a)	760	846,355
9.000%	12/15/25	680	738,824
Sr. Sec’d. Notes, 144A
5.500%	11/01/25	50	51,397
7.000%	03/15/24	262	268,227
Bayer Corp. (Germany),
Gtd. Notes, 144A
6.650%	02/15/28	1,222	1,514,321
Becton, Dickinson & Co.,
Sr. Unsec’d. Notes
3.363%	06/06/24	2,900	3,109,315
3.734%	12/15/24(a)	776	847,699
4.685%	12/15/44	509	606,229
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes
2.250%	08/15/21	1,350	1,359,818
2.600%	05/16/22(a)	620	635,996
2.900%	07/26/24(a)	708	756,154
3.400%	07/26/29	3,430	3,746,802
3.550%	08/15/22(a)	920	959,948
3.875%	08/15/25	778	864,780
5.000%	08/15/45	2,670	3,430,915
Cigna Corp.,
Gtd. Notes
3.750%	07/15/23	1,510	1,613,954
4.125%	11/15/25	890	992,856
4.375%	10/15/28	1,240	1,419,262
4.800%	08/15/38	3,000	3,600,453
4.900%	12/15/48	2,000	2,450,488

A18

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pharmaceuticals (cont’d.)
CVS Health Corp.,
Sr. Unsec’d. Notes
2.750%	12/01/22	2,440	$2,518,655
3.250%	08/15/29	3,000	3,175,148
3.625%	04/01/27	370	406,258
3.700%	03/09/23	635	673,545
3.750%	04/01/30	920	1,003,728
3.875%	07/20/25	876	968,173
4.125%	04/01/40	380	418,888
4.250%	04/01/50	2,120	2,384,098
4.300%	03/25/28	1,840	2,088,616
5.050%	03/25/48	2,210	2,712,852
5.125%	07/20/45	820	1,007,873
CVS Pass-Through Trust,
Pass-Through Certificates
6.943%	01/10/30	532	644,128
Sr. Sec’d. Notes
6.036%	12/10/28	574	655,727
GlaxoSmithKline Capital PLC (United Kingdom),
Gtd. Notes
2.850%	05/08/22	120	123,292
Johnson & Johnson,
Sr. Unsec’d. Notes
0.550%	09/01/25(a)	1,150	1,133,187
0.950%	09/01/27(a)	2,290	2,218,576
3.625%	03/03/37	1,000	1,129,532
Merck & Co., Inc.,
Sr. Unsec’d. Notes
0.750%	02/24/26(a)	1,640	1,613,976
1.450%	06/24/30(a)	970	918,295
Pfizer, Inc.,
Sr. Unsec’d. Notes
0.800%	05/28/25(a)	1,950	1,937,096
1.700%	05/28/30(a)	1,260	1,213,461
2.625%	04/01/30	1,080	1,120,097
Teva Pharmaceutical Finance Co. BV (Israel),
Gtd. Notes
2.950%	12/18/22	500	501,001
Gtd. Notes, Series 2
3.650%	11/10/21	340	342,312
Teva Pharmaceutical Finance Netherlands III BV (Israel),
Gtd. Notes
2.200%	07/21/21	2,130	2,129,667
2.800%	07/21/23(a)	2,550	2,538,822
3.150%	10/01/26(a)	4,870	4,656,930
4.100%	10/01/46(a)	4,070	3,572,072
7.125%	01/31/25	1,320	1,457,593
			117,363,076
Pipelines — 1.8%
Abu Dhabi Crude Oil Pipeline LLC (United Arab Emirates),
Sr. Sec’d. Notes, 144A
4.600%	11/02/47(a)	1,000	1,130,000
Cameron LNG LLC,
Sr. Sec’d. Notes, 144A
2.902%	07/15/31	440	448,388
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pipelines (cont’d.)
3.302%	01/15/35	3,190	$3,271,663
Cheniere Energy, Inc.,
Sr. Sec’d. Notes, 144A
4.625%	10/15/28	990	1,031,748
DCP Midstream Operating LP,
Gtd. Notes, 144A
6.450%	11/03/36	380	425,613
Energy Transfer Operating LP,
Gtd. Notes
2.900%	05/15/25	820	854,538
3.750%	05/15/30(a)	4,520	4,665,892
4.950%	06/15/28	580	649,237
5.000%	05/15/50	300	310,951
5.250%	04/15/29	390	444,563
6.250%	04/15/49	1,580	1,863,603
7.500%	07/01/38	395	518,777
7.600%	02/01/24	540	618,302
Jr. Sub. Notes, Series F
6.750%(ff)	05/15/25(oo)	1,230	1,181,597
Energy Transfer Partners LP/Regency Energy Finance Corp.,
Gtd. Notes
4.500%	11/01/23	70	75,379
5.875%	03/01/22	210	217,105
Enterprise Products Operating LLC,
Gtd. Notes
2.800%	01/31/30(a)	1,660	1,713,258
3.700%	01/31/51(a)	2,890	2,853,757
3.950%	01/31/60	740	741,064
4.150%	10/16/28	4,660	5,265,383
4.200%	01/31/50	800	852,713
4.800%	02/01/49	210	242,089
4.850%	03/15/44	310	358,410
7.550%	04/15/38	310	453,948
Kinder Morgan, Inc.,
Gtd. Notes
4.300%	06/01/25	560	625,689
4.300%	03/01/28	690	772,301
5.550%	06/01/45	440	526,723
Gtd. Notes, GMTN
7.750%	01/15/32(a)	2,663	3,736,172
MPLX LP,
Sr. Unsec’d. Notes
4.500%	04/15/38	2,090	2,283,003
4.700%	04/15/48	250	270,228
4.800%	02/15/29	1,590	1,819,972
4.875%	12/01/24(a)	1,450	1,627,979
4.875%	06/01/25	1,520	1,711,597
5.500%	02/15/49	1,590	1,894,917
Peru LNG Srl (Peru),
Sr. Unsec’d. Notes, 144A
5.375%	03/22/30	530	474,401
Southern Natural Gas Co. LLC,
Sr. Unsec’d. Notes
8.000%	03/01/32(a)	2,150	2,939,170

A19

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pipelines (cont’d.)
Sunoco Logistics Partners Operations LP,
Gtd. Notes
5.300%	04/01/44	140	$144,592
5.400%	10/01/47	110	117,692
Targa Resources Partners LP/Targa Resources Partners Finance Corp.,
Gtd. Notes
4.250%	11/15/23	460	461,627
5.375%	02/01/27	160	166,159
5.875%	04/15/26(a)	220	230,529
6.500%	07/15/27	420	456,355
6.875%	01/15/29(a)	1,030	1,134,502
Gtd. Notes, 144A
4.000%	01/15/32	170	160,406
4.875%	02/01/31(a)	1,170	1,185,427
Tennessee Gas Pipeline Co. LLC,
Gtd. Notes, 144A
2.900%	03/01/30	3,620	3,633,517
Transcontinental Gas Pipe Line Co. LLC,
Sr. Unsec’d. Notes
7.850%	02/01/26	2,670	3,386,635
Western Midstream Operating LP,
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.850%
2.325%(c)	01/13/23	470	461,625
Sr. Unsec’d. Notes
4.350%	02/01/25	1,320	1,365,304
4.500%	03/01/28(a)	320	331,943
5.300%	02/01/30(a)	4,720	5,123,081
5.500%	08/15/48	130	127,024
6.500%	02/01/50(a)	800	864,447
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
3.500%	11/15/30(a)	1,400	1,484,965
3.700%	01/15/23	370	387,131
3.750%	06/15/27	170	185,611
4.850%	03/01/48	490	545,831
7.750%	06/15/31	1,320	1,737,243
7.875%	09/01/21	733	754,330
8.750%	03/15/32	210	310,338
Sr. Unsec’d. Notes, Series A
7.500%	01/15/31(a)	1,711	2,273,638
			75,900,082
Real Estate Investment Trusts (REITs) — 0.1%
GLP Capital LP/GLP Financing II, Inc.,
Gtd. Notes
5.250%	06/01/25	30	33,617
5.375%	04/15/26	260	292,001
VEREIT Operating Partnership LP,
Gtd. Notes
4.875%	06/01/26	711	814,400
WEA Finance LLC/Westfield UK & Europe Finance PLC (France),
Gtd. Notes, 144A
3.750%	09/17/24	2,750	2,916,652
			4,056,670
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Retail — 0.7%
1011778 BC ULC/New Red Finance, Inc. (Canada),
Sr. Sec’d. Notes, 144A
3.500%	02/15/29	1,060	$1,030,853
4.250%	05/15/24(a)	1,164	1,178,759
Costco Wholesale Corp.,
Sr. Unsec’d. Notes
1.375%	06/20/27	2,200	2,191,970
1.600%	04/20/30(a)	1,280	1,225,946
Dollar General Corp.,
Sr. Unsec’d. Notes
3.250%	04/15/23	140	147,366
Home Depot, Inc. (The),
Sr. Unsec’d. Notes
2.500%	04/15/27(a)	1,630	1,719,043
2.700%	04/15/30	740	771,710
3.300%	04/15/40	850	896,414
3.350%	04/15/50	2,470	2,560,890
3.900%	12/06/28	150	171,766
3.900%	06/15/47	140	157,460
Lowe’s Cos., Inc.,
Sr. Unsec’d. Notes
4.500%	04/15/30	1,990	2,301,782
McDonald’s Corp.,
Sr. Unsec’d. Notes, MTN
1.450%	09/01/25	200	201,978
3.300%	07/01/25(a)	840	909,580
3.375%	05/26/25(a)	610	661,415
3.500%	03/01/27(a)	2,020	2,211,235
3.500%	07/01/27(a)	670	736,735
3.600%	07/01/30(a)	690	753,403
3.625%	09/01/49	150	156,195
3.700%	01/30/26(a)	780	860,146
3.800%	04/01/28	680	752,482
4.200%	04/01/50	1,270	1,447,476
Target Corp.,
Sr. Unsec’d. Notes
2.250%	04/15/25(a)	1,410	1,477,221
TJX Cos., Inc. (The),
Sr. Unsec’d. Notes
3.500%	04/15/25	820	893,500
3.750%	04/15/27	270	301,135
Walmart, Inc.,
Sr. Unsec’d. Notes
3.400%	06/26/23(a)	440	469,053
3.550%	06/26/25	420	463,030
3.700%	06/26/28	1,040	1,168,562
			27,817,105
Semiconductors — 0.5%
Broadcom, Inc.,
Gtd. Notes
3.150%	11/15/25	2,480	2,641,923
4.700%	04/15/25	3,850	4,340,719
Intel Corp.,
Sr. Unsec’d. Notes
3.700%	07/29/25	750	827,200

A20

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Semiconductors (cont’d.)
4.750%	03/25/50	2,270	$2,847,879
Micron Technology, Inc.,
Sr. Unsec’d. Notes
2.497%	04/24/23	1,210	1,255,658
NVIDIA Corp.,
Sr. Unsec’d. Notes
2.850%	04/01/30(a)	540	567,125
3.500%	04/01/40(a)	1,020	1,098,274
3.500%	04/01/50	4,410	4,659,185
3.700%	04/01/60	750	812,342
NXP BV/NXP Funding LLC/NXP USA, Inc. (Netherlands),
Gtd. Notes, 144A
2.700%	05/01/25(a)	800	839,260
Texas Instruments, Inc.,
Sr. Unsec’d. Notes
1.750%	05/04/30(a)	800	769,156
			20,658,721
Software — 0.6%
Microsoft Corp.,
Sr. Unsec’d. Notes
2.400%	08/08/26(a)	7,380	7,795,719
2.525%	06/01/50	130	118,834
2.675%	06/01/60	104	95,434
2.700%	02/12/25(a)	800	854,026
2.875%	02/06/24	3,240	3,455,372
2.921%	03/17/52	288	283,379
3.041%	03/17/62	496	486,675
3.300%	02/06/27	670	738,801
3.450%	08/08/36	62	68,403
Oracle Corp.,
Sr. Unsec’d. Notes
1.650%	03/25/26(a)	4,210	4,240,296
2.875%	03/25/31	4,600	4,682,884
salesforce.com, Inc.,
Sr. Unsec’d. Notes
3.250%	04/11/23(a)	1,490	1,573,935
			24,393,758
Telecommunications — 2.1%
Altice France SA (France),
Sr. Sec’d. Notes, 144A
7.375%	05/01/26	5,170	5,377,635
AT&T, Inc.,
Sr. Unsec’d. Notes
1.650%	02/01/28(a)	3,870	3,746,394
2.300%	06/01/27	2,250	2,293,916
3.100%	02/01/43	4,280	3,995,641
4.350%	06/15/45	437	478,995
Sr. Unsec’d. Notes, 144A
3.500%	09/15/53	1,444	1,335,361
3.550%	09/15/55	2,444	2,236,811
Sprint Capital Corp.,
Gtd. Notes
8.750%	03/15/32	470	694,763
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Telecommunications (cont’d.)
Sprint Corp.,
Gtd. Notes
7.625%	02/15/25	880	$1,049,717
7.875%	09/15/23	590	674,170
Telecom Italia SpA (Italy),
Sr. Unsec’d. Notes, 144A
5.303%	05/30/24	530	574,331
Telefonica Emisiones SA (Spain),
Gtd. Notes
4.895%	03/06/48	2,000	2,275,150
5.213%	03/08/47	170	199,239
T-Mobile USA, Inc.,
Gtd. Notes
2.250%	02/15/26	410	410,337
2.625%	02/15/29	1,260	1,222,990
2.875%	02/15/31	930	899,003
3.500%	04/15/31	1,500	1,508,150
6.000%	03/01/23	40	40,263
6.000%	04/15/24	30	30,133
Sr. Sec’d. Notes, 144A
2.050%	02/15/28	370	362,932
2.550%	02/15/31	1,130	1,104,246
3.000%	02/15/41	70	65,143
3.500%	04/15/25	5,380	5,803,067
3.750%	04/15/27	250	273,089
3.875%	04/15/30	6,260	6,792,735
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
0.850%	11/20/25(a)	500	489,071
1.450%	03/20/26	1,010	1,010,648
1.750%	01/20/31	1,550	1,443,141
2.100%	03/22/28	1,510	1,514,891
2.550%	03/21/31	4,480	4,474,126
2.625%	08/15/26	730	770,920
2.650%	11/20/40	3,600	3,290,427
2.875%	11/20/50	5,360	4,762,897
3.376%	02/15/25	2,351	2,550,107
3.500%	11/01/24	240	260,406
3.850%	11/01/42	550	591,879
3.875%	02/08/29(a)	360	402,080
4.000%	03/22/50	2,380	2,560,611
4.125%	03/16/27	2,490	2,819,977
4.125%	08/15/46	650	715,025
4.329%	09/21/28	944	1,080,866
4.400%	11/01/34	340	388,743
4.500%	08/10/33	5,100	5,941,443
4.522%	09/15/48	570	657,188
4.862%	08/21/46	1,391	1,675,924
5.250%	03/16/37	2,590	3,269,385
5.500%	03/16/47	200	263,055
Vodafone Group PLC (United Kingdom),
Sr. Unsec’d. Notes
4.375%	05/30/28	2,245	2,578,354
			86,955,375

A21

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Transportation — 0.1%
Union Pacific Corp.,
Sr. Unsec’d. Notes
2.150%	02/05/27(a)	1,200	$1,235,942
2.400%	02/05/30(a)	1,690	1,697,149
3.750%	07/15/25	1,050	1,157,385
3.750%	02/05/70	1,700	1,736,929
3.950%	09/10/28	250	281,034
			6,108,439

Total Corporate Bonds (cost $1,343,000,770)			1,423,232,841
Residential Mortgage-Backed Securities — 7.0%
Adjustable Rate Mortgage Trust,
Series 2005-05, Class 1A1
3.065%(cc)	09/25/35	161	132,595
Alternative Loan Trust,
Series 2005-J04, Class M2, 1 Month LIBOR + 0.960% (Cap 11.000%, Floor 0.960%)
1.069%(c)	07/25/35	1,223	1,219,760
Banc of America Funding Trust,
Series 2015-R02, Class 4A1, 144A, 1 Month LIBOR + 0.165% (Cap N/A, Floor 0.165%)
0.274%(c)	09/29/36	1,004	1,001,232
Banc of America Mortgage Trust,
Series 2003-H, Class 3A1
3.034%(cc)	09/25/33	78	78,677
Series 2005-H, Class 2A1
2.993%(cc)	09/25/35	50	48,764
Bear Stearns ALT-A Trust,
Series 2004-11, Class 1M1, 1 Month LIBOR + 0.900% (Cap 11.500%, Floor 0.900%)
1.009%(c)	11/25/34	7,710	7,911,788
Bear Stearns Asset-Backed Securities Trust,
Series 2003-AC05, Class A3, 1 Month LIBOR + 1.100% (Cap 8.500%, Floor 1.100%)
1.209%(c)	10/25/33	106	105,076
Countrywide Home Loan Mortgage Pass-Through Trust,
Series 2004-HYB06, Class A1
2.770%(cc)	11/20/34	55	56,808
Credit Suisse Mortgage Trust,
Series 2015-02R, Class 3A1, 144A
0.538%(cc)	04/27/36	571	571,538
Series 2015-02R, Class 7A1, 144A
2.892%(cc)	08/27/36	1,378	1,402,120
Series 2018-J01, Class A2, 144A
3.500%(cc)	02/25/48	12,151	12,335,070
Series 2020-RPL4, Class A1, 144A
2.000%(cc)	01/25/60	3,623	3,718,470
Series 2021-2R, Class 1A1, 144A, 1 Month LIBOR + 1.750% (Cap N/A, Floor 1.750%)
1.856%(c)	07/25/47	5,050	5,049,924
Deutsche Mortgage Securities, Inc. Mortgage Loan Trust,
Series 2006-PR01, Class 5AS4, IO, 144A
6.743%(cc)	04/15/36	23,868	4,434,441
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
Fannie Mae Connecticut Avenue Securities,
Series 2013-C01, Class M2, 1 Month LIBOR + 5.250% (Cap N/A, Floor 0.000%)
5.359%(c)	10/25/23	3,680	$3,790,449
Series 2014-C01, Class M2, 1 Month LIBOR + 4.400% (Cap N/A, Floor 0.000%)
4.509%(c)	01/25/24	7,255	7,418,106
Series 2014-C02, Class 1M2, 1 Month LIBOR + 2.600% (Cap N/A, Floor 2.600%)
2.709%(c)	05/25/24	6,814	6,699,114
Series 2018-C01, Class 1M2, 1 Month LIBOR + 2.250% (Cap N/A, Floor 2.250%)
2.359%(c)	07/25/30	3,859	3,861,411
Fannie Mae Interest Strips,
Series 409, Class C01, IO
3.000%	11/25/26	874	44,995
Series 409, Class C02, IO
3.000%	04/25/27	1,033	60,591
Series 409, Class C13, IO
3.500%	11/25/41	890	84,644
Series 409, Class C22, IO
4.500%	11/25/39	879	164,588
Fannie Mae REMICS,
Series 2004-038, Class FK, 1 Month LIBOR + 0.350% (Cap 8.000%, Floor 0.350%)
0.459%(c)	05/25/34	264	259,537
Series 2010-027, Class AS, IO, 1 Month LIBOR x (1) + 6.480% (Cap 6.480%, Floor 0.000%)
6.371%(c)	04/25/40	715	143,671
Series 2010-123, Class PM
4.000%	07/25/40	3,810	4,078,005
Series 2011-099, Class KS, IO, 1 Month LIBOR x (1) + 6.700% (Cap 6.700%, Floor 0.000%)
6.591%(c)	10/25/26	593	63,809
Series 2012-028, Class B
6.500%	06/25/39	64	69,915
Series 2012-046, Class BA
6.000%	05/25/42	621	720,202
Series 2012-051, Class B
7.000%	05/25/42	250	304,216
Series 2012-070, Class YS, IO, 1 Month LIBOR x (1) + 6.650% (Cap 6.650%, Floor 0.000%)
6.541%(c)	02/25/41	42	2,368
Series 2012-074, Class OA, PO
0.309%(s)	03/25/42	68	64,330
Series 2012-074, Class SA, IO, 1 Month LIBOR x (1) + 6.650% (Cap 6.650%, Floor 0.000%)
6.541%(c)	03/25/42	784	131,342
Series 2012-075, Class AO, PO
0.309%(s)	03/25/42	102	96,427
Series 2012-075, Class NS, IO, 1 Month LIBOR x (1) + 6.600% (Cap 6.600%, Floor 0.000%)
6.491%(c)	07/25/42	48	8,788
Series 2012-118, Class CI, IO
3.500%	12/25/39	459	11,000

A22

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
Series 2012-133, Class CS, IO, 1 Month LIBOR x (1) + 6.150% (Cap 6.150%, Floor 0.000%)
6.041%(c)	12/25/42	376	$82,863
Series 2012-134, Class MS, IO, 1 Month LIBOR x (1) + 6.150% (Cap 6.150%, Floor 0.000%)
6.041%(c)	12/25/42	473	101,720
Series 2013-009, Class BC
6.500%	07/25/42	863	1,031,675
Series 2013-009, Class CB
5.500%	04/25/42	2,201	2,528,540
Series 2013-009, Class SA, IO, 1 Month LIBOR x (1) + 6.150% (Cap 6.150%, Floor 0.000%)
6.041%(c)	03/25/42	3,307	569,527
Series 2013-026, Class HI, IO
3.000%	04/25/32	890	28,810
Series 2013-073, Class IA, IO
3.000%	09/25/32	5,278	386,432
Series 2013-126, Class CS, IO, 1 Month LIBOR x (1) + 6.150% (Cap 6.150%, Floor 0.000%)
6.041%(c)	09/25/41	2,406	347,001
Series 2015-055, Class IO, IO
1.802%(cc)	08/25/55	1,168	50,911
Series 2015-056, Class AS, IO, 1 Month LIBOR x (1) + 6.150% (Cap 6.150%, Floor 0.000%)
6.041%(c)	08/25/45	557	132,211
Series 2020-047, Class GZ
2.000%	07/25/50	1,320	1,130,175
Series 2020-56, Class DI, IO
2.500%	08/25/50	2,285	376,242
Series 2021-01, Class IG, IO
2.500%	02/25/51	3,985	644,096
Series 2021-03, Class QI, IO
2.500%	02/25/51	5,073	771,940
FHLMC Structured Agency Credit Risk Debt Notes,
Series 2017-DNA01, Class M2, 1 Month LIBOR + 3.250% (Cap N/A, Floor 3.250%)
3.359%(c)	07/25/29	15,848	16,284,886
FHLMC Structured Agency Credit Risk REMIC Trust,
Series 2020-DNA02, Class M2, 144A, 1 Month LIBOR + 1.850% (Cap N/A, Floor 1.850%)
1.959%(c)	02/25/50	12,380	12,332,018
Series 2020-DNA04, Class M2, 144A, 1 Month LIBOR + 3.750% (Cap N/A, Floor 0.000%)
3.859%(c)	08/25/50	8,400	8,474,994
Series 2021-DNA01, Class M2, 144A, 30 Day Average SOFR + 1.800% (Cap N/A, Floor 0.000%)
1.817%(c)	01/25/51	2,150	2,120,396
Flagstar Mortgage Trust,
Series 2018-02, Class A4, 144A
3.500%(cc)	04/25/48	1,668	1,678,838
Freddie Mac Reference REMIC,
Series R007, Class ZA
6.000%	05/15/36	1,196	1,410,304
Freddie Mac REMICS,
Series 2957, Class ZA
5.000%	03/15/35	2,380	2,698,604
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
Series 3242, Class SC, IO, 1 Month LIBOR x (1) + 6.290% (Cap 6.290%, Floor 0.000%)
6.184%(c)	11/15/36	271	$52,044
Series 3368, Class AI, IO, 1 Month LIBOR x (1) + 6.030% (Cap 6.030%, Floor 0.000%)
5.924%(c)	09/15/37	765	145,757
Series 3621, Class SB, IO, 1 Month LIBOR x (1) + 6.230% (Cap 6.230%, Floor 0.000%)
6.124%(c)	01/15/40	130	25,501
Series 3639, Class EY
5.000%	02/15/30	858	950,393
Series 3768, Class MB
4.000%	12/15/39	2,317	2,399,940
Series 3947, Class SG, IO, 1 Month LIBOR x (1) + 5.950% (Cap 5.950%, Floor 0.000%)
5.844%(c)	10/15/41	2,095	335,631
Series 4054, Class SA, IO, 1 Month LIBOR x (1) + 6.050% (Cap 6.050%, Floor 0.000%)
5.944%(c)	08/15/39	669	127,000
Series 4119, Class IN, IO
3.500%	10/15/32	751	82,562
Series 4146, Class DI, IO
3.000%	12/15/31	2,843	199,022
Series 4174, Class SA, IO, 1 Month LIBOR x (1) + 6.200% (Cap 6.200%, Floor 0.000%)
6.094%(c)	05/15/39	272	10,376
Series 4194, Class BI, IO
3.500%	04/15/43	809	106,356
Series 4210, Class Z
3.000%	05/15/43	1,914	1,944,332
Series 4239, Class IO, IO
3.500%	06/15/27	2,854	173,891
Series 4415, Class IO, IO
2.282%(cc)	04/15/41	752	44,228
Series 4813, Class CJ
3.000%	08/15/48	950	985,037
Series 5010, Class IK, IO
2.500%	09/25/50	1,380	201,915
Series 5010, Class JI, IO
2.500%	09/25/50	3,175	510,040
Series 5013, Class IN, IO
2.500%	09/25/50	1,380	229,586
Series 5018, Class MI, IO
2.000%	10/25/50	2,363	304,168
Series 5040, Class IB, IO
2.500%	11/25/50	775	108,927
Series 5059, Class IB, IO
2.500%	01/25/51	3,671	620,089
Freddie Mac Strips,
Series 283, Class IO, IO
3.500%	10/15/27	464	33,102
Government National Mortgage Assoc.,
Series 2010-042, Class BS, IO, 1 Month LIBOR x (1) + 6.480% (Cap 6.480%, Floor 0.000%)
6.369%(c)	04/20/40	98	21,036

A23

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
Series 2010-076, Class CS, IO, 1 Month LIBOR x (1) + 6.550% (Cap 6.550%, Floor 0.000%)
6.439%(c)	06/20/40	1,934	$498,517
Series 2010-085, Class HS, IO, 1 Month LIBOR x (1) + 6.650% (Cap 6.650%, Floor 0.000%)
6.539%(c)	01/20/40	96	7,444
Series 2010-H11, Class FA, 1 Month LIBOR + 1.000% (Cap 11.000%, Floor 1.000%)
1.115%(c)	06/20/60	4,887	4,971,177
Series 2010-H26, Class LF, 1 Month LIBOR + 0.350% (Cap 13.898%, Floor 0.350%)
0.470%(c)	08/20/58	432	432,326
Series 2012-034, Class SA, IO, 1 Month LIBOR x (1) + 6.050% (Cap 6.050%, Floor 0.000%)
5.939%(c)	03/20/42	1,446	316,842
Series 2012-043, Class SN, IO, 1 Month LIBOR x (1) + 6.600% (Cap 6.600%, Floor 0.000%)
6.494%(c)	04/16/42	746	184,037
Series 2012-066, Class CI, IO
3.500%	02/20/38	399	6,840
Series 2012-098, Class SA, IO, 1 Month LIBOR x (1) + 6.100% (Cap 6.100%, Floor 0.000%)
5.994%(c)	08/16/42	655	146,655
Series 2012-124, Class AS, IO, 1 Month LIBOR x (1) + 6.200% (Cap 6.200%, Floor 0.000%)
6.094%(c)	10/16/42	1,070	252,988
Series 2013-069, Class AI, IO
3.500%	05/20/43	856	121,869
Series 2014-005, Class SP, IO, 1 Month LIBOR x (1) + 6.150% (Cap 6.150%, Floor 0.000%)
6.044%(c)	06/16/43	795	101,607
Series 2018-037, Class QA
2.750%	03/20/48	760	808,883
Series 2018-H06, Class PF, 1 Month LIBOR + 0.300% (Cap 11.000%, Floor 0.300%)
0.420%(c)	02/20/68	846	845,426
Series 2018-H07, Class FD, 1 Month LIBOR + 0.300% (Cap 11.000%, Floor 0.300%)
0.420%(c)	05/20/68	1,424	1,423,535
Series 2018-H08, Class KF, 1 Month LIBOR + 0.300% (Cap 11.000%, Floor 0.300%)
0.420%(c)	05/20/68	653	652,762
Series 2018-H13, Class FC, 1 Month LIBOR + 0.300% (Cap 11.000%, Floor 0.300%)
0.420%(c)	07/20/68	1,011	1,010,408
Series 2018-H17, Class FG, 12 Month LIBOR + 0.250% (Cap 7.500%, Floor 0.250%)
0.683%(c)	10/20/68	5,881	5,854,661
Series 2019-090, Class AB
3.000%	07/20/49	3,145	3,265,603
Series 2019-123, Class A
3.000%	10/20/49	641	658,348
Series 2020-047, Class MI, IO
3.500%	04/20/50	2,169	334,321
Series 2020-047, Class NI, IO
3.500%	04/20/50	753	117,898
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
Series 2020-123, Class IL, IO
2.500%	08/20/50	987	$144,752
Series 2020-123, Class NI, IO
2.500%	08/20/50	3,055	450,325
Series 2020-127, Class IN, IO
2.500%	08/20/50	1,379	207,159
Series 2020-129, Class IE, IO
2.500%	09/20/50	1,179	171,640
Series 2020-160, Class IH, IO
2.500%	10/20/50	792	118,057
Series 2020-160, Class VI, IO
2.500%	10/20/50	1,180	185,352
Series 2020-160, Class YI, IO
2.500%	10/20/50	4,154	642,718
Series 2020-181, Class WI, IO
2.000%	12/20/50	8,799	1,032,675
Series 2020-H09, Class NF, 1 Month LIBOR + 1.250% (Cap 11.000%, Floor 1.250%)
1.361%(c)	04/20/70	2,188	2,258,478
Series 2020-H12, Class F, 1 Month LIBOR + 0.500% (Cap 7.500%, Floor 0.500%)
0.611%(c)	07/20/70	1,284	1,298,921
Series 2020-H13, Class FA, 1 Month LIBOR + 0.450% (Cap 7.500%, Floor 0.450%)
0.561%(c)	07/20/70	14,532	14,681,852
Series 2020-H13, Class FC, 1 Month LIBOR + 0.450% (Cap 7.500%, Floor 0.450%)
0.561%(c)	07/20/70	15,228	15,372,487
Series 2020-H13, Class FM, 1 Month LIBOR + 0.400% (Cap 11.000%, Floor 0.400%)
0.511%(c)	08/20/70	7,657	7,682,009
Series 2021-29, Class TI, IO
2.500%	02/20/51	2,495	495,996
GreenPoint Mortgage Funding Trust,
Series 2005-AR04, Class G41B, 1 Month LIBOR + 0.200% (Cap 10.500%, Floor 0.200%)
0.309%(c)	10/25/45	134	124,437
Series 2006-AR03, Class 3A1, 1 Month LIBOR + 0.460% (Cap 10.500%, Floor 0.460%)
0.569%(c)	04/25/36	50	58,927
GSR Mortgage Loan Trust,
Series 2005-08F, Class 2A1
5.500%	11/25/35	122	127,828
HarborView Mortgage Loan Trust,
Series 2004-11, Class 3A3, 1 Month LIBOR + 0.760% (Cap 10.500%, Floor 0.760%)
0.870%(c)	01/19/35	93	89,020
IndyMac INDX Mortgage Loan Trust,
Series 2006-AR27, Class 2A2, 1 Month LIBOR + 0.200% (Cap 10.500%, Floor 0.200%)
0.309%(c)	10/25/36	582	567,858
JPMorgan Mortgage Trust,
Series 2005-A06, Class 2A4
3.016%(cc)	08/25/35	237	240,561
Series 2005-S03, Class 1A1
6.500%	01/25/36	1,497	1,145,220

A24

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
Series 2018-05, Class A1, 144A
3.500%(cc)	10/25/48	5,726	$5,834,130
Legacy Mortgage Asset Trust,
Series 2020-GS05, Class A1, 144A
3.250%	06/25/60	5,106	5,198,148
MASTR Alternative Loan Trust,
Series 2004-10, Class 5A1, 1 Month LIBOR + 0.450% (Cap 8.000%, Floor 0.450%)
0.559%(c)	09/25/34	107	106,599
Merrill Lynch Mortgage Investors Trust,
Series 2006-01, Class 2A1
2.101%(cc)	02/25/36	135	142,135
Mill City Mortgage Loan Trust,
Series 2019-GS01, Class M2, 144A
3.250%(cc)	07/25/59	8,030	8,221,187
Morgan Stanley Mortgage Loan Trust,
Series 2004-5AR, Class 2A
2.741%(cc)	07/25/34	159	164,107
Series 2005-10, Class 1A1, 1 Month LIBOR + 0.700% (Cap 5.750%, Floor 0.700%)
0.809%(c)	12/25/35	709	528,461
MRA Issuance Trust,
Series 2021-EBO1, Class A1X, 144A
0.000%(cc)	10/08/21	6,260	6,260,000
New Residential Mortgage Loan Trust,
Series 2018-RPL01, Class M2, 144A
3.500%(cc)	12/25/57	4,060	4,066,504
Series 2019-03A, Class A1A, 144A
3.750%(cc)	11/25/58	6,591	7,086,609
Series 2019-06A, Class B1, 144A
4.000%(cc)	09/25/59	3,764	4,124,533
Series 2019-06A, Class B2, 144A
4.250%(cc)	09/25/59	3,764	4,112,167
Nomura Asset Acceptance Corp. Alternative Loan Trust,
Series 2005-AR01, Class M1, 1 Month LIBOR + 1.070% (Cap 11.000%, Floor 1.070%)
1.179%(c)	02/25/35	3,040	3,103,369
Series 2006-AF01, Class 2A
3.287%(cc)	06/25/36	657	591,443
Nomura Asset Acceptance Corp. Reperforming Loan REMIC Trust Certificates,
Series 2004-R03, Class A1, 144A
6.500%	02/25/35	1,346	1,341,079
PMT Credit Risk Transfer Trust,
Series 2019-02R, Class A, 144A, 1 Month LIBOR + 2.750% (Cap N/A, Floor 2.750%)
2.859%(c)	05/27/23	9,496	9,395,982
Series 2021-1R, Class A, 144A, 1 Month LIBOR + 2.900% (Cap N/A, Floor 2.900%)
3.015%(c)	02/27/24	4,187	4,181,829
RAMP Trust,
Series 2005-SL01, Class A7
8.000%	05/25/32	73	57,155
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
RBSGC Mortgage Loan Trust,
Series 2007-B, Class 1A4, 1 Month LIBOR + 0.450% (Cap 6.500%, Floor 0.450%)
0.559%(c)	01/25/37	494	$195,948
Residential Asset Securitization Trust,
Series 2007-A07, Class A3
6.000%	07/25/37	1,701	935,884
SACO I Trust,
Series 2007-VA01, Class A, 144A
8.910%(cc)	06/25/21	56	49,663
Seasoned Credit Risk Transfer Trust,
Series 2017-02, Class M1, 144A
4.000%(cc)	08/25/56	8,495	8,687,779
Series 2017-02, Class M2, 144A
4.000%(cc)	08/25/56	12,160	12,437,457
Series 2017-03, Class M2, 144A
4.750%(cc)	07/25/56	8,140	8,249,761
Sequoia Mortgage Trust,
Series 2012-04, Class A3
2.069%(cc)	09/25/42	295	297,062
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-13, Class A2, 1 Month LIBOR + 0.300% (Cap N/A, Floor 0.300%)
0.409%(c)	09/25/34	238	225,878
Wachovia Mortgage Loan Trust LLC,
Series 2005-A, Class 1A1
2.853%(cc)	08/20/35	27	27,509
WaMu Mortgage Pass-Through Certificates Trust,
Series 2003-AR09, Class 1A7
2.767%(cc)	09/25/33	85	86,250
Series 2005-AR13, Class A1C3, 1 Month LIBOR + 0.980% (Cap 10.500%, Floor 0.980%)
1.089%(c)	10/25/45	1,582	1,568,935
Wells Fargo Mortgage Backed Securities Trust,
Series 2006-AR04, Class 2A1
2.909%(cc)	04/25/36	23	22,629

Total Residential Mortgage-Backed Securities (cost $288,122,384)			295,345,498
Sovereign Bonds — 6.7%
Abu Dhabi Government International Bond (United Arab Emirates),
Sr. Unsec’d. Notes, 144A
2.500%	10/11/22	3,560	3,668,725
3.125%	09/30/49	11,090	10,578,467
Argentine Republic Government International Bond (Argentina),
Sr. Unsec’d. Notes
0.125%(cc)	07/09/30	1,935	647,315
0.125%(cc)	07/09/35	9,453	2,811,512
0.125%(cc)	07/09/41	9,380	3,220,309
1.000%	07/09/29	680	244,748
Bahamas Government International Bond (Bahamas),
Sr. Unsec’d. Notes, 144A
6.950%	11/20/29	800	802,265

A25

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
Bermuda Government International Bond (Bermuda),
Sr. Unsec’d. Notes, 144A
3.717%	01/25/27(a)		865	$941,377
Brazil Notas do Tesouro Nacional (Brazil),
Notes, Series NTNF
10.000%	01/01/23	BRL	38,299	7,171,997
10.000%	01/01/25	BRL	60,998	11,448,671
10.000%	01/01/27	BRL	12,694	2,371,294
Brazilian Government International Bond (Brazil),
Sr. Unsec’d. Notes
2.625%	01/05/23		670	691,781
4.625%	01/13/28(a)		2,340	2,474,105
5.000%	01/27/45		5,190	4,928,801
5.625%	01/07/41(a)		3,850	3,990,579
5.625%	02/21/47		8,990	9,160,707
China Government Bond (China),
Sr. Unsec’d. Notes
3.310%	11/30/25	CNH	12,500	1,948,861
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes
5.625%	02/26/44		2,540	2,887,200
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes
3.500%	01/11/28		410	439,488
4.350%	01/11/48		4,480	4,865,539
4.875%	05/05/21		1,067	1,069,853
Sr. Unsec’d. Notes, 144A
5.250%	01/08/47		2,720	3,291,477
Sr. Unsec’d. Notes, 144A, MTN
3.750%	04/25/22		270	278,442
4.750%	07/18/47		400	451,078
5.125%	01/15/45		3,720	4,416,665
Sr. Unsec’d. Notes, EMTN
3.750%	04/25/22		4,030	4,156,003
Israel Government International Bond (Israel),
Sr. Unsec’d. Notes
2.750%	07/03/30(a)		1,150	1,203,666
Kenya Government International Bond (Kenya),
Sr. Unsec’d. Notes
6.875%	06/24/24		1,050	1,152,744
Sr. Unsec’d. Notes, 144A
7.250%	02/28/28		1,070	1,128,100
Kuwait International Government Bond (Kuwait),
Sr. Unsec’d. Notes, 144A
3.500%	03/20/27		3,650	4,028,317
Mexican Bonos (Mexico),
Bonds, Series M
8.000%	11/07/47	MXN	1,115,540	55,799,262
Sr. Unsec’d. Notes, Series M
7.750%	11/23/34	MXN	144,520	7,438,800
7.750%	11/13/42	MXN	329,844	16,210,388
Sr. Unsec’d. Notes, Series M20
8.500%	05/31/29	MXN	230,730	12,669,679
Mexico Government International Bond (Mexico),
Sr. Unsec’d. Notes
4.600%	02/10/48		1,620	1,656,400
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
Sr. Unsec’d. Notes, GMTN
5.750%	10/12/2110		1,070	$1,191,854
Nigeria Government International Bond (Nigeria),
Sr. Unsec’d. Notes, 144A
7.143%	02/23/30		1,280	1,305,627
Sr. Unsec’d. Notes, 144A, MTN
6.500%	11/28/27		1,140	1,174,033
Panama Government International Bond (Panama),
Sr. Unsec’d. Notes
4.500%	04/01/56		1,270	1,394,407
Sr. Unsub. Notes
2.252%	09/29/32		2,600	2,460,942
Peruvian Government International Bond (Peru),
Sr. Unsec’d. Notes
2.783%	01/23/31		2,540	2,542,643
5.625%	11/18/50		1,880	2,499,674
6.550%	03/14/37		150	203,471
Provincia de Buenos Aires (Argentina),
Sr. Unsec’d. Notes, 144A
6.500%	02/15/23(d)		1,520	556,968
7.875%	06/15/27		1,310	484,288
9.125%	03/16/24(d)		160	59,151
Qatar Government International Bond (Qatar),
Sr. Unsec’d. Notes, 144A
4.000%	03/14/29		4,860	5,520,434
4.400%	04/16/50		390	453,229
4.817%	03/14/49		3,050	3,741,897
5.103%	04/23/48		525	665,200
Republic of Poland Government International Bond (Poland),
Sr. Unsec’d. Notes
4.000%	01/22/24		4,930	5,401,042
Russian Federal Bond - OFZ (Russia),
Bonds, Series 6207
8.150%	02/03/27	RUB	458,000	6,483,760
Bonds, Series 6211
7.000%	01/25/23	RUB	170,630	2,311,496
Bonds, Series 6212
7.050%	01/19/28	RUB	593,212	7,937,284
Bonds, Series 6215
7.000%	08/16/23	RUB	465,330	6,306,573
Bonds, Series 6219
7.750%	09/16/26	RUB	79,640	1,104,243
Bonds, Series 6224
6.900%	05/23/29	RUB	782,770	10,346,275
Bonds, Series 6225
7.250%	05/10/34	RUB	43,690	587,254
Bonds, Series 6228
7.650%	04/10/30	RUB	731,870	10,136,847
Bonds, Series 6230
7.700%	03/16/39	RUB	1,050,790	14,761,814
State of Israel (Israel),
Sr. Unsec’d. Notes
3.375%	01/15/50		1,220	1,231,370

A26

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Sovereign Bonds (continued)
Uruguay Government International Bond (Uruguay),
Sr. Unsec’d. Notes
4.975%	04/20/55	970	$1,188,594

Total Sovereign Bonds (cost $303,563,425)			282,294,985
U.S. Government Agency Obligations — 21.0%
Federal Home Loan Mortgage Corp.
2.000%	11/01/50	2,361	2,362,764
2.000%	02/01/51	200	199,774
2.000%	02/01/51	299	299,680
2.000%	02/01/51	399	399,608
2.000%	02/01/51	499	498,599
2.000%	02/01/51	2,095	2,097,257
2.000%	02/01/51	4,081	4,078,227
2.000%	03/01/51	100	100,086
2.000%	03/01/51	130	129,972
2.000%	03/01/51	300	300,248
2.000%	03/01/51	599	598,956
2.000%	03/01/51	600	599,515
2.000%	03/01/51	700	700,072
2.000%	03/01/51	700	700,451
2.000%	03/01/51	800	799,354
2.000%	03/01/51	800	799,397
2.000%	03/01/51	2,600	2,597,190
2.000%	04/01/51	900	899,480
2.000%	04/01/51	1,500	1,498,212
2.000%	04/30/51	800	801,375
2.500%	09/01/50	383	393,328
2.500%	10/01/50	98	101,024
2.500%	11/01/50	199	204,189
2.500%	11/01/50	393	407,001
2.500%	11/01/50	587	607,633
2.500%	12/01/50	4,239	4,387,812
2.500%	01/01/51	199	204,867
2.500%	01/01/51	3,172	3,267,274
2.500%	02/01/51	299	309,101
2.500%	02/01/51	998	1,028,014
2.500%	03/01/51	700	722,616
3.000%	09/01/32	852	900,046
3.000%	10/01/32	516	544,959
3.000%	02/01/38	171	178,135
3.000%	04/01/38	128	133,088
3.000%	11/01/39	56	58,663
3.000%	01/01/47	721	762,175
3.000%	01/01/47	1,364	1,453,512
3.000%	01/01/47	2,222	2,352,033
3.000%	09/01/48	131	139,085
3.000%	09/01/49	3,699	3,921,654
3.000%	11/01/49	1,218	1,269,902
3.000%	01/01/50	226	237,565
3.000%	02/01/50	2,034	2,121,848
3.000%	03/01/50	174	182,107
3.000%	03/01/50	293	306,023
3.000%	07/01/50	5,385	5,707,908
3.000%	08/01/50	9,447	9,899,436
3.000%	09/01/50	5,045	5,302,068
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations(continued)
3.000%	09/01/50	53,021	$56,204,755
3.500%	04/01/33	1,448	1,564,877
3.500%	01/01/38	2,309	2,493,037
3.500%	10/01/42	1,543	1,684,480
3.500%	11/01/42	29	31,227
3.500%	03/01/43	1,660	1,811,933
3.500%	02/01/44	636	694,707
3.500%	06/01/46	45	48,111
3.500%	03/01/47	339	361,716
3.500%	07/01/47	172	181,748
3.500%	12/01/47	706	761,834
3.500%	03/01/48	1,274	1,363,620
3.500%	04/01/50	1,135	1,220,908
3.500%	05/01/50	1,692	1,821,689
4.000%	03/01/42	1,045	1,157,296
4.000%	10/01/42	1,984	2,172,285
4.000%	04/01/43	988	1,089,653
4.000%	05/01/43	76	84,883
4.000%	06/01/43	59	65,042
4.000%	06/01/43	68	75,951
4.000%	06/01/43	71	78,570
4.000%	06/01/43	87	96,966
4.000%	06/01/43	95	105,636
4.000%	07/01/43	376	416,474
4.000%	07/01/43	421	469,169
4.000%	08/01/43	469	513,434
4.000%	03/01/44	821	900,395
4.000%	07/01/44	266	291,291
4.000%	02/01/45	420	460,933
4.000%	05/01/45	178	197,430
4.000%	01/01/46	824	894,488
4.000%	03/01/46	754	824,145
4.000%	05/01/46	856	931,063
4.000%	07/01/46	719	774,684
4.000%	06/01/47	10,139	10,960,368
4.000%	07/01/47	484	529,453
4.000%	12/01/47	2,470	2,657,279
4.000%	03/01/48	2,712	2,961,929
4.000%	06/01/48	2,629	2,847,342
4.000%	04/01/49	3,850	4,194,354
4.500%	09/01/23	45	48,567
4.500%	08/01/24	38	41,198
4.500%	12/01/43	1,395	1,566,650
4.500%	03/01/44	1,094	1,217,213
4.500%	04/01/44	92	100,358
4.500%	04/01/44	371	409,409
4.500%	04/01/44	457	508,192
4.500%	04/01/44	478	532,833
4.500%	04/01/44	508	561,504
4.500%	04/01/44	634	705,663
4.500%	04/01/44	784	890,325
4.500%	04/01/44	859	970,115
4.500%	04/01/44	2,767	3,112,873
4.500%	09/01/46	301	332,788
4.500%	02/01/47	90	99,974
4.500%	03/01/47	67	73,916
4.500%	05/01/47	1,127	1,238,000

A27

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations(continued)
4.500%	04/01/48	1,064	$1,175,424
4.500%	07/01/49	1,106	1,213,993
4.500%	03/01/50	640	698,760
5.000%	05/01/23	87	91,191
5.000%	07/01/25	43	47,407
5.000%	06/01/26	295	309,869
5.000%	05/01/36	22	25,138
5.000%	03/01/38	282	327,911
5.000%	06/01/41	139	161,811
5.000%	05/01/48	277	308,228
5.000%	06/01/48	30	35,329
5.000%	10/01/48	197	217,998
5.000%	10/01/48	776	857,553
5.000%	11/01/48	828	914,868
5.000%	01/01/49	3,059	3,382,817
5.000%	03/01/50	2,910	3,221,073
5.500%	12/01/38	198	231,132
5.500%	12/01/38	481	565,056
6.500%	09/01/39	175	200,226
6.500%	09/01/39	490	559,878
7.000%	03/01/39	176	206,953
Federal National Mortgage Assoc.
1.500%	TBA	34,600	34,756,209
1.500%	12/01/35	781	786,160
1.950%	04/01/32	400	398,468
2.000%	TBA	91,100	90,929,188
2.000%	08/01/50	383	382,361
2.000%	09/01/50	385	385,132
2.000%	01/01/51	696	696,092
2.000%	01/01/51	796	795,984
2.000%	01/01/51	996	996,946
2.000%	01/01/51	1,182	1,181,572
2.000%	02/01/51	299	298,970
2.000%	02/01/51	299	299,481
2.000%	02/01/51	299	299,936
2.000%	02/01/51	399	398,076
2.000%	02/01/51	399	398,861
2.000%	02/01/51	499	498,400
2.000%	02/01/51	499	498,715
2.000%	02/01/51	499	499,237
2.000%	02/01/51	698	697,783
2.000%	02/01/51	1,096	1,095,885
2.000%	02/01/51	1,098	1,097,389
2.000%	02/01/51	1,993	1,992,557
2.000%	02/01/51	2,694	2,692,458
2.000%	02/01/51	3,992	4,009,878
2.000%	03/01/51	100	99,919
2.000%	03/01/51	200	199,796
2.000%	03/01/51	200	199,849
2.000%	03/01/51	200	199,849
2.000%	03/01/51	200	199,909
2.000%	03/01/51	200	200,111
2.000%	03/01/51	400	400,184
2.000%	03/01/51	400	400,197
2.000%	03/01/51	599	599,065
2.000%	03/01/51	600	599,635
2.000%	03/01/51	800	799,046
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations(continued)
2.000%	03/01/51	800	$799,290
2.000%	03/01/51	800	799,902
2.000%	03/01/51	1,894	1,891,784
2.000%	03/01/51	2,500	2,501,589
2.000%	03/01/51	2,700	2,698,774
2.000%	04/01/51	300	299,953
2.000%	04/01/51	300	300,356
2.000%	04/01/51	300	300,486
2.000%	04/01/51	700	700,603
2.000%	04/01/51	2,800	2,796,676
2.000%	04/01/51	3,000	2,996,423
2.500%	TBA	28,600	29,348,516
2.500%	06/01/28	1,654	1,731,193
2.500%	03/01/38	3,704	3,806,236
2.500%	10/01/50	97	100,517
2.500%	11/01/50	98	100,361
2.500%	11/01/50	683	707,865
2.500%	12/01/50	298	306,583
2.500%	12/01/50	395	405,978
2.500%	01/01/51	299	307,347
2.500%	01/01/51	398	409,146
2.500%	01/01/51	1,481	1,533,069
2.500%	01/01/51	1,793	1,847,513
2.500%	01/01/51	7,140	7,342,777
2.500%	02/01/51	299	307,266
2.500%	02/01/51	698	718,447
2.500%	02/01/51	2,296	2,369,883
2.500%	02/01/51	2,383	2,460,013
2.500%	03/01/51	1,098	1,130,778
2.500%	03/01/51	1,100	1,134,588
2.500%	04/01/51	700	722,616
2.500%	04/01/51	1,500	1,544,665
2.790%	08/01/29	4,700	5,020,161
3.000%	02/01/36	1,648	1,732,878
3.000%	04/01/36	1,319	1,389,822
3.000%	12/01/36	3,355	3,544,015
3.000%	12/01/37	181	189,258
3.000%	03/01/40	1,989	2,080,719
3.000%	09/01/42	2,896	3,089,696
3.000%	12/01/42	33	34,795
3.000%	12/01/42	43	44,769
3.000%	01/01/43	24	25,123
3.000%	01/01/43	33	35,676
3.000%	01/01/43	70	74,321
3.000%	01/01/43	151	160,771
3.000%	01/01/43	170	180,836
3.000%	01/01/43	538	573,733
3.000%	01/01/43	705	751,591
3.000%	02/01/43	78	83,070
3.000%	07/01/46	2,981	3,150,342
3.000%	08/01/46	54	56,610
3.000%	09/01/46	49	51,503
3.000%	09/01/46	102	107,359
3.000%	10/01/46	53	55,512
3.000%	08/01/49	85	90,714
3.000%	08/01/49	504	535,200
3.000%	09/01/49	2,616	2,724,378

A28

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations(continued)
3.000%	10/01/49	145	$152,614
3.000%	11/01/49	1,116	1,164,126
3.000%	12/01/49	488	508,645
3.000%	01/01/50	334	348,438
3.000%	06/01/50	2,226	2,350,247
3.000%	06/01/50	3,354	3,541,263
3.000%	07/01/50	11,293	11,972,924
3.000%	08/01/50	811	852,810
3.000%	08/01/50	10,407	11,033,548
3.040%	06/01/29	1,000	1,089,023
3.160%	05/01/29	947	1,038,713
3.500%	03/01/37	381	409,179
3.500%	12/01/37	429	463,522
3.500%	08/01/39	582	623,604
3.500%	09/01/42	787	856,450
3.500%	12/01/42	389	422,417
3.500%	01/01/43	3,822	4,143,681
3.500%	03/01/43	2,613	2,837,848
3.500%	04/01/43	2,085	2,266,053
3.500%	04/01/43	2,202	2,407,241
3.500%	06/01/43	2,267	2,478,257
3.500%	06/01/43	2,403	2,626,746
3.500%	07/01/43	3,147	3,440,847
3.500%	02/01/45	368	399,026
3.500%	04/01/45	692	743,048
3.500%	12/01/45	658	708,729
3.500%	01/01/46	611	658,324
3.500%	01/01/46	698	756,787
3.500%	12/01/46	3,355	3,604,197
3.500%	01/01/47	12	12,336
3.500%	07/01/47	439	466,487
3.500%	09/01/47	1,385	1,472,168
3.500%	11/01/47	2,861	3,085,495
3.500%	01/01/48	1,240	1,315,772
3.500%	04/01/48	3,715	3,978,529
3.500%	05/01/48	1,462	1,545,071
3.500%	06/01/49	4,134	4,375,869
3.500%	08/01/49	523	559,639
3.500%	02/01/50	1,829	1,945,056
3.500%	02/01/50	7,868	8,387,611
3.500%	04/01/50	8,888	9,437,413
3.500%	05/01/50	2,636	2,815,760
3.500%	08/01/50	28,368	30,534,142
4.000%	10/01/40	1,565	1,721,216
4.000%	01/01/42	1,966	2,155,483
4.000%	04/01/42	131	144,593
4.000%	07/01/42	1,599	1,769,745
4.000%	10/01/42	946	1,042,372
4.000%	11/01/42	1,771	1,940,913
4.000%	12/01/42	107	118,045
4.000%	12/01/42	184	203,760
4.000%	12/01/42	757	838,261
4.000%	04/01/43	150	166,804
4.000%	06/01/43	34	37,017
4.000%	06/01/43	34	38,185
4.000%	06/01/43	54	59,734
4.000%	06/01/43	68	75,624
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations(continued)
4.000%	06/01/43	86	$95,616
4.000%	06/01/43	104	115,750
4.000%	06/01/43	114	126,124
4.000%	06/01/43	144	160,095
4.000%	06/01/43	148	163,489
4.000%	06/01/43	171	190,193
4.000%	06/01/43	175	192,450
4.000%	06/01/43	182	202,035
4.000%	06/01/43	350	388,438
4.000%	06/01/43	365	401,716
4.000%	07/01/43	49	54,490
4.000%	07/01/43	385	426,429
4.000%	07/01/43	548	607,275
4.000%	07/01/43	603	667,365
4.000%	09/01/44	804	879,413
4.000%	01/01/45	1,039	1,149,820
4.000%	02/01/45	2,731	3,041,887
4.000%	04/01/47	9,918	10,792,238
4.000%	06/01/47	1,006	1,087,066
4.000%	07/01/47	3,524	3,806,785
4.000%	08/01/47	3,600	3,895,196
4.000%	10/01/47	1,492	1,608,298
4.000%	01/01/48	134	144,494
4.000%	02/01/48	307	332,437
4.000%	04/01/48	1,077	1,159,793
4.000%	09/01/48	841	909,343
4.000%	10/01/48	3,228	3,469,291
4.000%	03/01/49	1,556	1,664,256
4.000%	05/01/49	1,373	1,490,690
4.000%	02/01/56	9,344	10,579,677
4.000%	06/01/57	1,025	1,146,765
4.500%	04/01/31	250	275,554
4.500%	05/01/31	828	913,098
4.500%	06/01/31	282	310,939
4.500%	11/01/31	345	380,073
4.500%	12/01/31	91	100,039
4.500%	12/01/31	380	418,220
4.500%	12/01/39	4	4,583
4.500%	09/01/41	343	386,575
4.500%	10/01/41	154	171,371
4.500%	10/01/41	222	247,367
4.500%	10/01/41	459	511,571
4.500%	09/01/42	47	52,757
4.500%	09/01/43	38	42,026
4.500%	09/01/43	48	53,185
4.500%	09/01/43	567	635,878
4.500%	10/01/43	30	33,520
4.500%	10/01/43	97	109,912
4.500%	10/01/43	356	399,097
4.500%	10/01/43	475	533,457
4.500%	11/01/43	145	163,421
4.500%	11/01/43	328	367,909
4.500%	12/01/43	5	5,820
4.500%	12/01/43	233	261,901
4.500%	12/01/43	414	464,309
4.500%	01/01/44	179	200,247
4.500%	01/01/44	242	267,179

A29

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations(continued)
4.500%	01/01/44	262	$294,489
4.500%	01/01/44	347	392,290
4.500%	01/01/44	1,589	1,789,687
4.500%	02/01/44	23	25,548
4.500%	02/01/44	41	45,924
4.500%	02/01/44	136	150,029
4.500%	02/01/44	136	152,473
4.500%	02/01/44	603	679,059
4.500%	02/01/44	1,012	1,117,263
4.500%	03/01/44	80	89,828
4.500%	03/01/44	207	228,262
4.500%	04/01/44	11	12,307
4.500%	04/01/44	49	54,358
4.500%	04/01/44	178	196,464
4.500%	04/01/44	294	331,498
4.500%	04/01/44	452	507,115
4.500%	04/01/44	548	614,323
4.500%	04/01/44	825	936,165
4.500%	05/01/44	96	108,426
4.500%	05/01/44	522	578,517
4.500%	06/01/44	60	66,665
4.500%	08/01/44	23	24,951
4.500%	01/01/45	151	171,719
4.500%	06/01/47	2,945	3,235,006
4.500%	02/01/48	663	722,949
4.500%	04/01/48	687	750,834
4.500%	05/01/48	103	113,888
4.500%	05/01/48	3,544	3,888,238
4.500%	06/01/48	1,172	1,307,165
4.500%	07/01/48	1,399	1,552,939
4.500%	07/01/48	2,287	2,510,846
4.500%	08/01/48	2,309	2,563,224
4.500%	09/01/48	43	46,796
4.500%	09/01/48	706	768,827
4.500%	10/01/48	365	403,679
4.500%	10/01/48	1,780	1,965,847
4.500%	11/01/48	1,158	1,282,067
4.500%	12/01/48	451	496,134
4.500%	12/01/48	952	1,051,371
4.500%	01/01/49	697	764,063
4.500%	02/01/49	544	600,298
4.500%	02/01/49	701	771,433
4.500%	04/01/49	306	333,407
4.500%	07/01/49	932	1,019,479
4.500%	08/01/49	967	1,058,099
4.500%	09/01/49	484	529,056
4.500%	09/01/49	6,193	6,813,304
4.500%	10/01/49	290	314,543
4.500%	10/01/49	1,566	1,729,824
4.500%	11/01/49	61	67,166
4.500%	03/01/50	498	544,798
4.500%	03/01/50	1,220	1,351,702
4.500%	03/01/50	1,958	2,157,075
4.500%	05/01/50	431	470,059
4.500%	09/01/57	3,383	3,887,434
4.500%	08/01/58	1,261	1,448,621
5.000%	07/01/33	124	143,634
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations(continued)
5.000%	09/01/33	146	$167,771
5.000%	10/01/35	417	481,606
5.000%	08/01/38	2,016	2,339,693
5.000%	01/01/39	11	12,526
5.000%	12/01/39	10	11,871
5.000%	05/01/40	16	18,113
5.000%	05/01/40	31	35,738
5.000%	06/01/40	86	99,379
5.000%	07/01/40	21	24,432
5.000%	11/01/40	625	726,847
5.000%	01/01/41	63	70,278
5.000%	02/01/41	26	29,279
5.000%	04/01/41	98	113,244
5.000%	05/01/41	134	155,457
5.000%	05/01/41	175	203,267
5.000%	05/01/41	200	231,170
5.000%	05/01/41	282	327,008
5.000%	05/01/41	921	1,070,917
5.000%	06/01/41	124	143,982
5.000%	05/01/48	526	586,215
5.000%	08/01/48	356	394,181
5.000%	11/01/48	1,525	1,696,375
5.000%	11/01/48	1,815	2,012,358
5.000%	09/01/49	129	142,385
5.000%	09/01/49	6,012	6,784,601
5.000%	12/01/49	50	55,497
5.000%	12/01/49	177	195,577
5.000%	03/01/50	1,589	1,759,260
5.500%	11/01/28	21	23,055
5.500%	09/01/36	494	578,285
5.500%	03/01/37	9	10,340
5.500%	04/01/37	3	3,789
5.500%	05/01/37	232	271,680
5.500%	03/01/38	11	12,730
5.500%	06/01/38	221	247,296
5.500%	08/01/38	302	354,665
5.500%	05/01/40	20	23,592
5.500%	09/01/56	3,682	4,361,603
6.000%	04/01/33	88	105,467
6.000%	02/01/34	14	15,807
6.000%	11/01/35	154	180,561
6.000%	08/01/37	17	19,793
6.000%	08/01/37	330	393,964
6.000%	09/01/37	81	96,592
6.000%	07/01/41	877	1,048,337
6.500%	05/01/40	2,967	3,442,667
7.000%	04/01/37	175	207,050
7.000%	02/01/39	398	469,840
7.000%	02/01/39	646	763,223
Government National Mortgage Assoc.
2.000%	TBA	8,900	8,986,219
2.000%	12/20/50	1,686	1,705,899
2.000%	12/20/50	1,882	1,901,337
2.000%	12/20/50	2,164	2,186,665
2.000%	12/20/50	2,184	2,207,144
2.000%	03/20/51	500	505,325
2.000%	03/20/51	800	808,519

A30

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations(continued)
2.500%	TBA	16,600	$17,127,828
2.500%	12/20/50	895	937,529
2.500%	12/20/50	1,086	1,121,376
3.000%	TBA	4,500	4,690,195
3.000%	09/15/42	1,351	1,431,401
3.000%	10/15/42	1,480	1,557,414
3.000%	10/15/42	3,827	4,029,693
3.000%	11/15/42	2	2,417
3.000%	11/15/42	1,967	2,071,016
3.000%	03/20/45	1,130	1,198,661
3.000%	01/20/46	251	265,989
3.000%	11/20/46	871	918,709
3.000%	02/20/47	365	385,839
3.000%	04/20/47	123	129,240
3.000%	12/20/49	3,040	3,168,042
3.000%	03/20/50	222	231,725
3.000%	07/20/50	5,395	5,623,570
3.000%	09/20/50	3,935	4,107,943
3.000%	10/20/50	4,442	4,637,066
3.500%	06/20/44	284	307,760
3.500%	03/20/45	238	255,524
3.500%	09/20/46	37	39,495
3.500%	09/20/46	996	1,065,176
3.500%	05/20/47	7,025	7,495,265
3.500%	09/20/47	5,703	6,060,978
3.500%	06/15/48	766	822,315
3.500%	09/20/48	405	429,959
3.500%	05/15/50	1,154	1,232,885
3.500%	10/20/50	2,856	3,014,025
4.000%	04/20/39	8	8,639
4.000%	06/20/47	2,502	2,711,206
4.000%	07/20/47	801	868,349
4.000%	10/20/49	596	647,352
4.000%	11/20/49	3,849	4,200,075
4.000%	01/20/50	451	494,874
4.000%	02/20/50	440	480,693
4.500%	01/20/40	429	480,239
4.500%	05/20/40	531	594,821
4.500%	09/20/40	9	10,110
4.500%	01/20/41	96	109,335
4.500%	07/20/41	645	723,006
4.500%	08/20/47	1,410	1,544,214
4.500%	04/20/48	2,427	2,643,190
4.500%	05/20/48	54	58,005
4.500%	06/20/48	1,505	1,633,013
4.500%	07/20/48	680	744,470
4.500%	08/20/48	5,394	5,900,381
4.500%	09/20/48	500	544,492
4.500%	10/20/48	1,748	1,894,479
4.500%	12/20/48	791	857,071
4.500%	01/20/49	573	620,672
4.500%	04/20/49	203	220,100
4.500%	02/20/50	1,266	1,370,787
4.500%	03/20/50	800	865,353
5.000%	04/15/40	3,025	3,504,685
5.000%	05/15/40	168	194,636
5.000%	07/20/40	43	49,943
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations(continued)
5.000%	07/20/40	414	$470,859
5.000%	09/20/40	248	285,033
5.000%	11/20/40	199	229,095
5.000%	10/20/47	742	825,713
5.000%	10/20/48	162	177,182
5.000%	01/20/49	2,736	2,997,209
5.500%	06/15/36	400	467,892
6.000%	08/20/40	31	37,054
6.000%	01/20/41	18	20,987
6.000%	04/20/41	2	2,692
6.000%	06/20/41	66	76,728
6.000%	07/20/41	43	51,200
6.000%	12/20/41	21	24,942
6.000%	02/20/42	20	23,851
6.500%	10/20/37	363	430,097
Government National Mortgage Assoc., 1 Month LIBOR + 1.664% (Cap 11.916%, Floor 1.664%)
1.799%(c)	11/20/60	1,479	1,552,876
Government National Mortgage Assoc., 1 Month LIBOR + 1.735% (Cap 12.050%, Floor 1.735%)
1.880%(c)	07/20/60	2,256	2,371,591
Government National Mortgage Assoc., 1 Month LIBOR + 1.806% (Cap 12.097%, Floor 1.806%)
1.933%(c)	09/20/60	2,611	2,756,354
Government National Mortgage Assoc., 1 Month LIBOR + 2.400% (Cap 12.647%, Floor 2.400%)
2.545%(c)	04/20/60	2,778	2,935,548

Total U.S. Government Agency Obligations (cost $876,012,839)			883,430,067
U.S. Treasury Obligations — 18.4%
U.S. Treasury Bonds
1.125%	08/15/40	23,620	19,220,775
1.250%	05/15/50(a)	193,910	146,553,542
1.375%	11/15/40	6,910	5,883,217
1.375%	08/15/50(a)	96,070	75,069,698
1.625%	11/15/50(a)	46,450	38,749,461
1.875%	02/15/41	1,110	1,033,861
1.875%	02/15/51(a)	20,410	18,117,064
2.000%	02/15/50	15,170	13,892,402
U.S. Treasury Inflation Indexed Bonds, TIPS
2.125%	02/15/40	29,772	42,797,620
2.125%	02/15/41	3,046	4,417,709
U.S. Treasury Notes
0.125%	06/30/22	810	810,158
0.125%	10/15/23	190	189,391
0.250%	11/15/23	370	369,827
0.250%	05/31/25(a)	180,490	177,035,309
0.250%	06/30/25	19,480	19,084,313
0.250%	08/31/25	280	273,481
0.250%	09/30/25	330	321,879
0.250%	10/31/25	1,060	1,032,092
0.375%	03/31/22	15,000	15,044,531
0.375%	04/30/25	40	39,500
0.375%	11/30/25	4,720	4,616,750
0.375%	01/31/26	10	9,751
0.375%	09/30/27	28,710	27,018,802

A31

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Treasury Obligations(continued)
0.500%	06/30/27	20,470	$19,537,656
0.500%	10/31/27	1,320	1,250,288
0.625%	12/31/27(a)	83,720	79,717,138
0.625%	05/15/30(a)	28,560	25,998,525
0.625%	08/15/30	1,330	1,205,520
0.875%	11/15/30(a)	11,520	10,656,000
1.250%	03/31/28	1,770	1,751,747
2.250%	11/15/25(a)	18,970	20,201,568

Total U.S. Treasury Obligations (cost $852,663,198)			771,899,575

Total Long-Term Investments (cost $4,239,487,741)			4,215,317,044

	Shares
Short-Term Investments — 15.2%
Affiliated Mutual Funds — 15.2%
PGIM Core Ultra Short Bond Fund(wa)	68,560,278	68,560,278
PGIM Institutional Money Market Fund (cost $569,003,865; includes $568,941,301 of cash collateral for securities on loan)(b)(wa)	569,239,416	568,954,797

Total Affiliated Mutual Funds (cost $637,564,143)		637,515,075
Options Purchased*~ — 0.0%
(cost $725,460)		812,915

Total Short-Term Investments (cost $638,289,603)		638,327,990

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN—115.4% (cost $4,877,777,344)		4,853,645,034

Options Written*~ — (0.1)%
(premiums received $4,979,381)	(2,863,940)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN—115.3% (cost $4,872,797,963)	4,850,781,094

Liabilities in excess of other assets(z) — (15.3)%	(644,945,922)

Net Assets — 100.0%	$4,205,835,172

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNH	Chinese Renminbi
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
MXN	Mexican Peso
RUB	Russian Ruble
USD	US Dollar
ZAR	South African Rand

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
A	Annual payment frequency for swaps
Aces	Alternative Credit Enhancements Securities
BROIS	Brazil Overnight Index Swap
CDO	Collateralized Debt Obligation
CDX	Credit Derivative Index
CLO	Collateralized Loan Obligation
COP	Certificates of Participation
EMTN	Euro Medium Term Note
FHLMC	Federal Home Loan Mortgage Corporation
GMTN	Global Medium Term Note
IO	Interest Only (Principal amount represents notional)
LIBOR	London Interbank Offered Rate
LP	Limited Partnership
M	Monthly payment frequency for swaps
MASTR	Morgan Stanley Structured Asset Security
MTN	Medium Term Note
OAT	Obligations Assimilables du Tresor
OFZ	Obligatsyi Federal’novo Zaima (Federal Loan Obligations)
OTC	Over-the-counter
PO	Principal Only
Q	Quarterly payment frequency for swaps
REITs	Real Estate Investment Trust
REMICS	Real Estate Mortgage Investment Conduit Security
S	Semiannual payment frequency for swaps
SOFR	Secured Overnight Financing Rate
Strips	Separate Trading of Registered Interest and Principal of Securities
T	Swap payment upon termination
TBA	To Be Announced
TIPS	Treasury Inflation-Protected Securities
USOIS	United States Overnight Index Swap

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $11,675,506 and 0.3% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $556,937,987; cash collateral of $568,941,301 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2021.

A32

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of March 31, 2021. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(p)	Represents a security with a delayed settlement and therefore the interest rate is not available until settlement which is after the period end.
(oo)	Perpetual security. Maturity date represents next call date.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(wa)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Options Purchased:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
10 Year U.S. Treasury Notes Futures	Call	04/23/21	$131.25		22		22	$12,031
20 Year U.S. Treasury Bonds Futures	Call	04/23/21	$154.00		4		4	7,813
20 Year U.S. Treasury Bonds Futures	Call	04/23/21	$155.00		110		110	152,969
20 Year U.S. Treasury Bonds Futures	Call	04/23/21	$156.00		87		87	82,922
Australian Dollar Currency	Call	04/09/21	77.00		15		15	1,650
Euro Futures	Call	05/07/21	1.18		61		7,625	45,750
10 Year U.S. Treasury Notes Futures	Put	04/23/21	$131.00		22		22	16,156
10 Year U.S. Treasury Notes Futures	Put	04/23/21	$132.50		22		22	38,156
Euro Futures	Put	04/09/21	1.21		76		9,500	340,100
Total Exchange Traded (cost $473,078)								$697,547

OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
Currency Option USD vs COP	Put	Goldman Sachs & Co.	06/11/21	3,500.00		—		15,190	$115,368
(cost $252,382)
Total Options Purchased (cost $725,460)									$812,915
Options Written:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
5 Year U.S. Treasury Notes Futures	Call	04/02/21	$123.75		44		44	$(1,719)
5 Year U.S. Treasury Notes Futures	Call	04/23/21	$124.00		554		554	(64,922)
5 Year U.S. Treasury Notes Futures	Call	04/23/21	$124.50		179		179	(5,594)
5 Year U.S. Treasury Notes Futures	Call	05/21/21	$124.00		71		71	(17,750)
10 Year U.S. Treasury Notes Futures	Call	04/02/21	$131.25		27		27	(4,641)
10 Year U.S. Treasury Notes Futures	Call	04/02/21	$131.75		129		129	(8,063)
10 Year U.S. Treasury Notes Futures	Call	04/23/21	$132.00		71		71	(18,859)
10 Year U.S. Treasury Notes Futures	Call	04/23/21	$132.25		49		49	(10,719)
10 Year U.S. Treasury Notes Futures	Call	04/23/21	$132.50		159		159	(27,328)
10 Year U.S. Treasury Notes Futures	Call	04/23/21	$133.00		412		412	(45,063)
10 Year U.S. Treasury Notes Futures	Call	04/23/21	$134.00		633		633	(29,672)
10 Year U.S. Treasury Notes Futures	Call	04/23/21	$135.00		25		25	(781)
10 Year U.S. Treasury Notes Futures	Call	04/23/21	$135.50		50		50	(781)
10 Year U.S. Treasury Notes Futures	Call	04/23/21	$136.50		111		111	(1,734)
10 Year Euro-Bund Futures	Call	04/23/21	172.00		30	EUR	30	(15,831)
10 Year U.S. Treasury Notes Futures	Call	05/21/21	$131.50		109		109	(83,453)
10 Year U.S. Treasury Notes Futures	Call	05/21/21	$132.00		273		273	(149,297)
10 Year U.S. Treasury Notes Futures	Call	05/21/21	$134.00		647		647	(90,984)
A33

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Options Written (continued):
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
20 Year U.S. Treasury Bonds Futures	Call	04/02/21	$155.50		22		22	$(6,875)
20 Year U.S. Treasury Bonds Futures	Call	04/02/21	$156.00		11		11	(2,063)
20 Year U.S. Treasury Bonds Futures	Call	04/02/21	$157.00		9		9	(563)
20 Year U.S. Treasury Bonds Futures	Call	04/02/21	$157.50		26		26	(1,219)
20 Year U.S. Treasury Bonds Futures	Call	04/23/21	$157.00		433		433	(270,625)
20 Year U.S. Treasury Bonds Futures	Call	04/23/21	$158.00		22		22	(8,594)
20 Year U.S. Treasury Bonds Futures	Call	04/23/21	$159.00		329		329	(82,250)
20 Year U.S. Treasury Bonds Futures	Call	04/23/21	$160.00		66		66	(10,313)
20 Year U.S. Treasury Bonds Futures	Call	04/23/21	$161.00		46		46	(5,031)
20 Year U.S. Treasury Bonds Futures	Call	04/23/21	$162.00		66		66	(5,156)
20 Year U.S. Treasury Bonds Futures	Call	04/23/21	$163.00		11		11	(688)
20 Year U.S. Treasury Bonds Futures	Call	04/23/21	$164.00		279		279	(13,078)
20 Year U.S. Treasury Bonds Futures	Call	04/23/21	$165.00		99		99	(3,094)
20 Year U.S. Treasury Bonds Futures	Call	04/23/21	$166.00		33		33	(1,031)
20 Year U.S. Treasury Bonds Futures	Call	05/21/21	$157.00		241		241	(289,953)
20 Year U.S. Treasury Bonds Futures	Call	05/21/21	$158.00		219		219	(195,047)
20 Year U.S. Treasury Bonds Futures	Call	05/21/21	$159.00		300		300	(196,875)
20 Year U.S. Treasury Bonds Futures	Call	05/21/21	$160.00		120		120	(56,250)
20 Year U.S. Treasury Bonds Futures	Call	05/21/21	$163.00		44		44	(7,563)
20 Year U.S. Treasury Bonds Futures	Call	05/21/21	$165.00		64		64	(7,000)
20 Year U.S. Treasury Bonds Futures	Call	05/21/21	$166.00		44		44	(4,125)
Australian Dollar Currency	Call	05/07/21	77.50		30		30	(10,800)
Canadian Dollar Futures	Call	04/09/21	79.50		16		16	(5,760)
Canadian Dollar Futures	Call	04/09/21	80.00		15		15	(2,100)
Eurodollar 2-Year Mid Curve	Call	12/10/21	$99.13		165		413	(44,344)
5 Year U.S. Treasury Notes Futures	Put	04/23/21	$123.50		332		332	(137,469)
5 Year U.S. Treasury Notes Futures	Put	04/23/21	$123.75		110		110	(60,156)
10 Year U.S. Treasury Notes Futures	Put	04/23/21	$131.50		65		65	(65,000)
20 Year U.S. Treasury Bonds Futures	Put	04/23/21	$154.00		33		33	(44,859)
Euro Futures	Put	05/07/21	1.17		31		3,875	(25,963)
Eurodollar 2-Year Mid Curve	Put	12/10/21	$98.75		110		275	(66,688)
Total Exchange Traded (premiums received $4,257,553)								$(2,207,723)

OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
Currency Option USD vs BRL	Put	Morgan Stanley & Co. LLC	06/14/21	5.40	—	15,190		$(213,251)
(premiums received $317,653)

OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
Interest Rate Swap	Call	Citigroup Global Markets, Inc.	06/01/21	1.75%	3 Month LIBOR(Q)	1.75%(S)	1,375		$(5,012)
Interest Rate Swap	Call	Goldman Sachs & Co.	06/01/21	1.75%	3 Month LIBOR(Q)	1.75%(S)	5,545		(20,213)
Interest Rate Swap	Call	Goldman Sachs & Co.	06/01/21	1.75%	3 Month LIBOR(Q)	1.75%(S)	2,638		(9,616)
Interest Rate Swap	Call	Morgan Stanley & Co. LLC	06/03/21	1.80%	3 Month LIBOR(Q)	1.80%(S)	2,858		(14,074)
Interest Rate Swap	Call	Morgan Stanley & Co. LLC	06/03/21	1.80%	3 Month LIBOR(Q)	1.80%(S)	2,858		(14,074)
Interest Rate Swap	Put	Citigroup Global Markets, Inc.	06/01/21	2.25%	2.25%(S)	3 Month LIBOR(Q)	1,375		(36,369)
A34

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Options Written (continued):
OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
Interest Rate Swap	Put	Goldman Sachs & Co.	06/01/21	2.25%	2.25%(S)	3 Month LIBOR(Q)	5,545		$(146,668)
Interest Rate Swap	Put	Goldman Sachs & Co.	06/01/21	2.25%	2.25%(S)	3 Month LIBOR(Q)	2,638		(69,776)
Interest Rate Swap	Put	Morgan Stanley & Co. LLC	06/03/21	2.30%	2.30%(S)	3 Month LIBOR(Q)	2,858		(63,582)
Interest Rate Swap	Put	Morgan Stanley & Co. LLC	06/03/21	2.30%	2.30%(S)	3 Month LIBOR(Q)	2,858		(63,582)
Total OTC Swaptions (premiums received $404,175)									$(442,966)
Total Options Written (premiums received $4,979,381)									$(2,863,940)
Futures contracts outstanding at March 31, 2021:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
110	90 Day Euro Dollar	Sep. 2023	$27,216,750	$(31,168)
6,554	90 Day Euro Dollar	Dec. 2023	1,618,756,075	(3,153,426)
40	5 Year Euro-Bobl	Jun. 2021	6,336,333	7,449
15,890	5 Year U.S. Treasury Notes	Jun. 2021	1,960,801,212	(22,201,371)
488	10 Year Australian Treasury Bonds	Jun. 2021	51,193,524	(309,245)
16	10 Year U.K. Gilt	Jun. 2021	2,814,329	(29,698)
1,420	20 Year U.S. Treasury Bonds	Jun. 2021	219,523,125	(7,319,335)
1,703	30 Year U.S. Ultra Treasury Bonds	Jun. 2021	308,615,531	(16,637,673)
836	Australian Dollar Currency	Jun. 2021	63,548,540	(1,000,661)
448	British Pound Currency	Jun. 2021	38,586,800	(440,720)
543	Canadian Dollar Currency	Jun. 2021	43,206,510	212,535
459	Euro Currency	Jun. 2021	67,369,725	(1,006,316)
159	Euro-OAT	Jun. 2021	30,197,084	9,099
221	Japanese Yen Currency	Jun. 2021	24,960,569	(513,428)
1,138	Mexican Peso	Jun. 2021	27,619,260	917,971
135	Russian Ruble Currency	Jun. 2021	4,419,562	(110,025)
44	Swiss Franc Currency	Jun. 2021	5,827,250	(106,535)
				(51,712,547)
Short Positions:
2,057	90 Day Euro Dollar	Jun. 2021	513,350,062	(3,221,695)
4,937	90 Day Euro Dollar	Dec. 2021	1,230,979,237	(1,255,342)
1,180	2 Year U.S. Treasury Notes	Jun. 2021	260,457,343	274,522
1,367	10 Year Euro-Bund	Jun. 2021	274,575,697	(734,017)
71	10 Year Japanese Bonds	Jun. 2021	96,928,065	(54,882)
5,402	10 Year U.S. Treasury Notes	Jun. 2021	707,324,375	16,479,931
104	30 Year Euro Buxl	Jun. 2021	25,128,803	350,256
				11,838,773
				$(39,873,774)
A35

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2021:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 04/19/21	BNP Paribas S.A.	AUD	20,900	$16,166,969	$15,876,412	$—	$(290,557)
Brazilian Real,
Expiring 04/19/21	Citibank, N.A.	BRL	78,980	14,929,492	14,015,750	—	(913,742)
Expiring 04/19/21	Citibank, N.A.	BRL	38,180	7,007,347	6,775,320	—	(232,027)
Expiring 04/19/21	Goldman Sachs Bank USA	BRL	39,160	7,228,561	6,949,314	—	(279,247)
British Pound,
Expiring 04/19/21	Citibank, N.A.	GBP	3,384	4,593,644	4,665,429	71,785	—
Canadian Dollar,
Expiring 04/19/21	Citibank, N.A.	CAD	72,372	57,126,937	57,591,132	464,195	—
Expiring 04/19/21	Citibank, N.A.	CAD	53,581	42,904,384	42,638,523	—	(265,861)
Euro,
Expiring 04/19/21	Citibank, N.A.	EUR	15,500	18,875,745	18,184,013	—	(691,732)
Indian Rupee,
Expiring 04/19/21	JPMorgan Chase Bank, N.A.	INR	624,544	8,431,243	8,503,817	72,574	—
Indonesian Rupiah,
Expiring 04/19/21	JPMorgan Chase Bank, N.A.	IDR	816,637,176	58,250,093	55,911,659	—	(2,338,434)
Japanese Yen,
Expiring 04/19/21	Citibank, N.A.	JPY	4,772,397	46,302,485	43,110,247	—	(3,192,238)
Mexican Peso,
Expiring 04/19/21	BNP Paribas S.A.	MXN	266,500	12,703,704	13,011,519	307,815	—
Russian Ruble,
Expiring 04/19/21	Citibank, N.A.	RUB	749,810	10,044,504	9,896,136	—	(148,368)
Expiring 04/19/21	Citibank, N.A.	RUB	598,810	7,947,047	7,903,209	—	(43,838)
Expiring 04/19/21	Citibank, N.A.	RUB	426,100	5,655,694	5,623,749	—	(31,945)
Expiring 04/19/21	Goldman Sachs Bank USA	RUB	802,077	10,743,147	10,585,966	—	(157,181)
Expiring 04/19/21	Goldman Sachs Bank USA	RUB	206,283	2,740,176	2,722,565	—	(17,611)
South African Rand,
Expiring 04/19/21	Citibank, N.A.	ZAR	92,330	6,196,977	6,238,894	41,917	—
				$337,848,149	$330,203,654	958,286	(8,602,781)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 04/19/21	Citibank, N.A.	AUD	22,494	$17,556,550	$17,087,016	$469,534	$—
Chinese Renminbi,
Expiring 04/19/21	JPMorgan Chase Bank, N.A.	CNH	30,612	4,731,254	4,656,179	75,075	—
Euro,
Expiring 04/19/21	BNP Paribas S.A.	EUR	34,250	41,892,853	40,180,802	1,712,051	—
Expiring 04/19/21	BNP Paribas S.A.	EUR	32,920	40,143,669	38,620,497	1,523,172	—
Expiring 04/19/21	Goldman Sachs Bank USA	EUR	25,410	31,248,265	29,810,049	1,438,216	—
Expiring 04/19/21	Goldman Sachs Bank USA	EUR	19,820	24,373,942	23,252,073	1,121,869	—
Expiring 04/19/21	Goldman Sachs Bank USA	EUR	16,731	20,223,083	19,628,457	594,626	—
Expiring 04/19/21	Goldman Sachs Bank USA	EUR	16,094	19,620,526	18,880,724	739,802	—
Mexican Peso,
Expiring 04/19/21	Citibank, N.A.	MXN	289,560	14,350,638	14,137,393	213,245	—
Expiring 04/19/21	Citibank, N.A.	MXN	275,990	13,692,018	13,474,856	217,162	—
Expiring 04/19/21	Citibank, N.A.	MXN	74,850	3,709,578	3,654,455	55,123	—
Expiring 04/19/21	Goldman Sachs Bank USA	MXN	62,432	3,121,274	3,048,164	73,110	—
A36

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2021 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Swiss Franc,
Expiring 04/19/21	Citibank, N.A.	CHF	5,500	$6,278,173	$5,822,187	$455,986	$—
				$240,941,823	$232,252,852	8,688,971	—
						$9,647,257	$(8,602,781)
Credit default swap agreements outstanding at March 31, 2021:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at March 31, 2021(4)		Value at Trade Date		Value at March 31, 2021		Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreements on credit indices - Sell Protection(2):
CDX.NA.HY.36	06/20/26	5.000%(Q)	79,560		3.078%		$6,745,631		$7,232,408		$486,777
CDX.NA.IG.34	06/20/25	1.000%(Q)	58,219		0.566%		722,681		1,064,385		341,704
CDX.NA.IG.36	06/20/26	1.000%(Q)	446,880		0.538%		9,714,868		10,620,549		905,681
							$17,183,180		$18,917,342		$1,734,162
The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
Interest rate swap agreements outstanding at March 31, 2021:
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2021	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
JPY	2,200,700	05/09/46	0.641%(S)	6 Month JPY LIBOR(1)(S)	$—	$(669,943)	$(669,943)
MXN	529,900	07/18/29	7.450%(M)	28 Day Mexican Interbank Rate(2)(M)	191,875	1,475,903	1,284,028
MXN	457,440	07/20/29	7.440%(M)	28 Day Mexican Interbank Rate(2)(M)	200,663	1,254,468	1,053,805
A37

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest rate swap agreements outstanding at March 31, 2021 (continued):
Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2021	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
110,905	06/15/22	0.190%(S)	3 Month LIBOR(2)(Q)	$(324)	$20,600	$20,924
233,555	12/18/25	1.100%(S)	3 Month LIBOR(2)(Q)	—	(2,030,094)	(2,030,094)
147,007	05/15/27	0.260%(A)	1 Day USOIS(1)(A)	(493,461)	7,218,535	7,711,996
122,944	05/15/27	0.450%(S)	3 Month LIBOR(1)(Q)	(323,152)	6,008,432	6,331,584
51,046	02/15/28	1.350%(S)	3 Month LIBOR(1)(Q)	49,794	385,219	335,425
30,650	07/20/45	0.560%(A)	1 Year SOFR(1)(A)	276,067	8,140,101	7,864,034
14,130	08/19/45	0.740%(A)	1 Year SOFR(1)(A)	—	3,243,980	3,243,980
34,492	11/15/45	0.800%(S)	3 Month LIBOR(1)(Q)	1,579,471	9,444,142	7,864,671
31,747	02/15/47	1.000%(S)	3 Month LIBOR(1)(Q)	384,749	7,800,024	7,415,275
8,107	02/15/47	1.200%(S)	3 Month LIBOR(1)(Q)	44,655	1,653,633	1,608,978
3,982	02/15/47	1.225%(S)	3 Month LIBOR(1)(Q)	3,842	791,467	787,625
10,510	02/15/47	1.600%(S)	3 Month LIBOR(1)(Q)	61,882	1,283,325	1,221,443
19,700	02/15/47	2.000%(S)	3 Month LIBOR(1)(Q)	(17,648)	861,623	879,271
12,711	03/17/50	0.900%(S)	3 Month LIBOR(1)(Q)	215,635	3,711,162	3,495,527
17,022	10/07/50	1.200%(S)	3 Month LIBOR(1)(Q)	83,792	3,790,363	3,706,571
1,904	06/03/51	2.000%(S)	3 Month LIBOR(1)(Q)	19,802	93,191	73,389
5,716	06/07/51	2.050%(S)	3 Month LIBOR(1)(Q)	(714)	215,102	215,816
				$2,276,928	$54,691,233	$52,414,305

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid(Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Interest Rate Swap Agreements:
BRL	58,256	01/04/27	7.024%(T)	1 Day BROIS(2)(T)	$(131,732)	$30,506	$(162,238)	Citibank, N.A.
BRL	54,700	01/04/27	7.024%(T)	1 Day BROIS(2)(T)	(123,691)	24,556	(148,247)	Citibank, N.A.
BRL	46,100	01/04/27	7.024%(T)	1 Day BROIS(2)(T)	(104,244)	—	(104,244)	Citibank, N.A.
BRL	37,900	01/04/27	7.044%(T)	1 Day BROIS(2)(T)	(79,598)	—	(79,598)	JPMorgan Chase Bank, N.A.
					$(439,265)	$55,062	$(494,327)

(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A38